UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2006–September 30, 2007

Item 1: Reports to Shareholders

>  In a tough 12 months for quantitative equity strategies, Vanguard Growth and Income Fund returned more than 16%, in line with the return of its benchmark index.

>  The fund earned especially strong returns from its holdings in the technology and materials sectors.

>  Health care and industrials stocks were among the weak spots.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Fund Profile	9
Performance Summary	10
Financial Statements	12
Your Fund’s After-Tax Returns	23
About Your Fund’s Expenses	24
Trustees Approve Advisory Agreement	26
Glossary	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Growth and Income Fund
Investor Shares	VQNPX	16.2%
Admiral™ Shares[1]	VGIAX	16.4
S&P 500 Index		16.4
Average Large-Cap Core Fund[2]		16.0

Your Fund’s Performance at a Glance
September 30, 2006–September 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth and Income Fund
Investor Shares	$33.79	$38.62	$0.610	$0.000
Admiral Shares	55.20	63.08	1.093	0.000

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the fiscal year ended September 30, the Investor Shares of Vanguard Growth and Income Fund returned 16.2%, while the lower-cost Admiral Shares matched the 16.4% return of the Standard & Poor’s 500 Index, the fund’s primary benchmark. The fund’s results were a bit above the peer-group average return.

Benchmark-matching performance might seem unremarkable, particularly for a fund with the explicit goal of outperforming the S&P 500 Index. It’s worth noting, however, that the past 12 months were an especially challenging time for actively managed quantitative strategies, which seek to match market levels of risk while outperforming their indexes with superior stock selection. Many of the stocks favored by these methodologies came under intense pressure, particularly in the final months of the period. In this environment, limiting shortfalls relative to the index was a notable success.

If you own the Growth and Income Fund in a taxable account, see page 23 for a report on the fund’s after-tax returns for the 12 months ended September 30. Please note: Our preliminary estimates suggest that the fund will distribute capital gains of roughly $3.40 per share for Investor Shares and $5.55 per share for Admiral Shares in December 2007.

Strong returns for U.S. stocks; even better for markets abroad

U.S. stocks produced excellent returns for the fiscal year. The gains came despite a midsummer shakeup brought on by problems in the subprime mortgage-loan market. Financials stocks—which represent a sizable share of the U.S. market’s value—were hardest hit, as investment banking and consumer lending businesses throttled back.

The broad U.S. equity market returned 17.1% for the year. Returns from large-capitalization stocks outpaced those of small-caps, and growth-oriented stocks outperformed their value-oriented counterparts. As investors took account of risk, they seemed to exhibit a preference for large-cap growth stocks, which seem better positioned to thrive in a period of economic uncertainty.

Although not immune from the effects of the turmoil in U.S. credit markets, international stocks handily surpassed the returns of domestic stocks over the 12 months. The dollar’s ongoing weakness further enhanced foreign market gains for U.S.-based investors.

2

The bond market was shaken, but regained ground in the end

Turmoil in the corporate bond and subprime lending markets caused a “flight to quality” that drove prices of U.S. Treasury bonds sharply higher, particularly toward the end of the fiscal period. As the bonds’ prices rose, their yields fell. The declines were greatest among Treasury securities with the shortest maturities. The yield of the 3-month Treasury bill, which started the fiscal year at 4.89%, dropped more than a full percentage point to 3.81%.

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.9%	13.8%	16.0%
Russell 2000 Index (Small-caps)	12.3	13.4	18.8
Dow Jones Wilshire 5000 Index (Entire market)	17.1	14.0	16.5
MSCI All Country World Index ex USA (International)	31.1	26.5	26.3

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.1%	3.9%	4.1%
Lehman Municipal Bond Index	3.1	3.9	4.0
Citigroup 3-Month Treasury Bill Index	5.0	4.0	2.8

CPI
Consumer Price Index	2.8%	3.2%	2.9%

As short-term yields fell, the yield curve—which illustrates the relationship between short- and long-term bond yields—returned to its usual, upward-sloping pattern. The curve had been mildly inverted at the start of the period, with yields of shorter-term bonds above those of longer-term issues. For the year ended September 30, the broad taxable bond market returned 5.1%.

Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

Fund held up well in a challenging market

During the past 12 months, Vanguard Growth and Income Fund returned more than 16%, an excellent return on an absolute basis. Like most actively managed quantitative strategies, however, the fund seeks to beat its index without assuming greater-than-index levels of risk. In fiscal year 2007, the Growth and Income Fund’s Investor Shares fell just shy of this goal.

Expense Ratios[1]
Your fund compared with its peer group
			Average
	Investor	Admiral	Large-Cap
	Shares	Shares	Core Fund
Growth and Income Fund	0.32%	0.18%	1.35%

1  Fund expense ratios reflect the 12 months ended September 30, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

3

The context for evaluating the fund’s performance doesn’t end there, however. In general, active quantitative strategies favor the market’s less highly valued stocks. At year-end, for example, the stocks in Vanguard Growth and Income Fund’s portfolio carried an average price/earnings ratio of 15.2, compared with 17 for the S&P 500 Index.

This “value bias” created significant challenges for many quantitative strategies, as value-oriented stocks trailed their growth-oriented counterparts. The difference was especially pronounced during the final three months of the year, when problems in subprime mortgage loans reverberated through the global financial markets. The cause-and-effect relationship wasn’t entirely clear, but many quantitative funds were hit hard, at least on a relative basis.

Your fund avoided much of the fallout. Over the full year, the return of its Admiral Shares matched that of the S&P 500 Index, at 16.4%, while the Investor Shares fell just behind. This sturdy performance reflected excellent stock selection among information technology stocks. Like the index sector’s weighting, the fund’s weighting in tech was about 15%, but the fund managed to squeeze almost one full percentage point of additional return from its position. The fund also held some of the better-performing stocks in the materials sector.

Total Returns
Ten Years Ended September 30, 2007
Average
Annual Return
Growth and Income Fund	6.7%
S&P 500 Index	6.6
Average Large-Cap Core Fund[1]	5.5

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Derived from data provided by Lipper Inc.

4

Disciplined management has kept fund on track

Over the past ten years, a period that includes one of the worst stock market downturns in modern financial history, the Growth and Income Fund has returned an annualized 6.7%, a tad better than the return of its index and 1.2 percentage points higher than the average return of large-cap core mutual funds. The Growth and Income Fund Investor Shares would have transformed an initial investment of $10,000 into $19,063 in wealth for the decade. The same investment compounded at the peer group’s average return would be worth $17,023, about $2,000 less.

The fund has achieved its benchmark-beating result with the same disciplined strategy that helped limit the damage of the stock market’s turmoil during the last three months of the fund’s 2007 fiscal year. The fund has also benefited from low operating costs, which have helped to maximize investors’ share of fund returns.

Uncertainty is par for the course

After several years of unusual calm, the financial markets experienced a jolt in the third quarter. Stock market volatility increased sharply, and several other long-established trends seemed to shift into reverse. The changes were dramatic, but a long-term perspective suggests that these occasional—and unpredictable—dislocations are an enduring feature of the financial markets.

A prudent response to this uncertainty is diversification both within and across asset classes, which is why we counsel investors to hold a broadly diversified portfolio of stocks and fixed income investments in proportions consistent with their goals, risk tolerance, and time horizons. Vanguard Growth and Income Fund can play a valuable role in such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

October 17, 2007

5

Advisor’s Report

The U.S. stock market has performed extraordinarily well in the face of considerable uncertainty over the housing sector recession, the subprime loan debacle, the direction of interest rates and the U.S. dollar, and the potential for a broad U.S. economic recession in the near future. In the second week of August, the markets experienced a liquidity-driven upheaval as quantitatively managed hedge funds sharply deleveraged, although there was a significant rebound by the month-end. In September, the markets reacted favorably to the first cut in the federal funds target rate since 2003, and indications were that a serious liquidity crisis was averted.

In the spirit of “silver linings,” it is possible the recent financial stresses triggered by the sharp downturn in the housing sector may extend the ultimate duration of the current economic expansion, albeit at a slower pace. By slowing credit leverage now (in housing and private-equity deals, for example), and reinforcing the need to properly price risk into the cost and extension of credit, we may have avoided a more severe correction later in the economic cycle. And as non-U.S. economies (in emerging as well as developed countries) continue to expand and the U.S. dollar remains weak, corporations may increase their profits by relying on demand outside the United States to compensate for weak domestic demand.

Thus the growth slowdown in the United States, which began in spring 2006, may not lead to a wider recession, so long as the rest of the world economy remains in a moderate growth upswing. In my letter to shareholders one year ago I thought it possible that“global economic expansion could continue through the end of 2007, given current conditions. U.S. stocks, in particular large-capitalization growth and ‘quality’ issues, could continue to rise well into next year as continued corporate profitability has kept valuations reasonable.” I would now change “2007” to “2008” and reiterate that assessment, though perhaps with the caveat that there may be more risk or uncertainty surrounding this year’s prediction.

Our successes

Stock selection in the Growth and Income Fund during the 12 months ended September 30 was particularly good in technology, consumer durables, and basic materials. Specific stocks that generated positive active returns (that is, superior to the average return of their industries) included International Business Machines (computer software and services), Apple (computers and iPods), Goldman Sachs Group (investment banking and brokerage), Freeport-McMoRan Copper & Gold (metals and mining), Walgreen (specialty retail), PACCAR (trucks), and General Electric (industrial conglomerate). In addition, the fund’s performance relative to the Standard & Poor’s 500 Index benefited from not holding or from underweighting certain poorly performing stocks, including Motorola (wireless and broadband communications, down –25%), Countrywide Financial (mortgage lending, –45%), and Starbucks (coffee retailing/roasting, –23%).

Although sector and industry tilts (measured as the difference between the portfolio weighting and the S&P 500 Index weighting in a particular sector) are deliberately minimized in the Growth and Income Fund, they are not forced to zero. During the 2007 fiscal year, the fund’s small overweighting in mining & metals and energy reserves, and its underweighting in thrifts, helped the portfolio’s relative return. In addition, the fund’s tilt toward stocks with near-term positive price momentum aided performance.

6

Our shortfalls

The fund’s performance closely tracked that of the S&P 500 Index for the full fiscal year, but did not beat the index. The portfolio’s relative performance was good from October through March, lagged from April through July, and rebounded in August and September. Although the momentum and growth stock-selection factors were modestly successful, factors focused on valuation were ineffective and served as a brake on returns during fiscal 2007.

Holdings that had a negative impact on results included Valero Energy (oil refining), Lehman Brothers (investment banking and brokerage), Texas Utilities (electric utility taken private), National City Corp (bank), and Novellus Systems (semiconductor equipment). In addition, not holding Intel and Monsanto—strong performers over the past 12 months—had a negative impact on results.

The fund’s positioning

We continue to remain focused on our investment discipline as it applies to stock selection, portfolio construction, and implementation. We believe the Growth and Income Fund is well positioned to achieve its long-run goal of outperforming the S&P 500 Index. Our disciplined process leads us to favor reasonably priced stocks with good potential for future earnings growth. The fund will remain fully invested in those stocks we consider most attractive, and the portfolio risk will be focused to minimize exposure to characteristics we believe are unrewarded. In recent months there has been a measurable increase in individual stock volatility that increases the potential, though not the certitude, of outperforming the benchmark. We continue to believe the Growth and Income Fund is an excellent choice for those seeking a diversified exposure to large-cap U.S. equities.

John S. Cone, CFA, President and

Chief Executive Officer

Franklin Portfolio Associates, LLC

October 16, 2007

7

Fund Profile

As of September 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	110	500	4,887
Median Market Cap	$47.1B	$59.2B	$36.1B
Price/Earnings Ratio	15.2x	17.0x	18.1x
Price/Book Ratio	2.8x	2.9x	2.8x
Yield		1.9%	1.7%
Investor Shares	1.6%
Admiral Shares	1.7%
Return on Equity	21.2%	19.9%	18.8%
Earnings Growth Rate	27.8%	21.8%	21.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	100%	—	—
Expense Ratio		—	—
Investor Shares	0.32%
Admiral Shares	0.18%
Short-Term Reserves	0.5%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.0%	9.2%	10.4%
Consumer Staples	9.3	9.5	8.2
Energy	12.5	11.7	11.2
Financials	20.0	19.9	20.0
Health Care	13.0	11.6	11.6
Industrials	12.5	11.5	11.8
Information Technology	15.4	16.2	16.0
Materials	2.2	3.2	3.7
Telecommunication
Services	2.5	3.8	3.5
Utilities	3.6	3.4	3.6

Volatility Measures[3]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.95	0.94
Beta	1.02	0.94

8

Ten Largest Holdings[4] (% of total net assets)

General Electric Co.	industrial
	conglomerates	4.1%
ExxonMobil Corp.	integrated oil
	and gas	3.7
Citigroup, Inc.	diversified
	financial services	3.5
The Procter & Gamble Co.	household products	3.0
Apple Inc.	computer hardware	3.0
Bank of America Corp.	diversified
	financial services	2.9
American
International Group, Inc.	multi-line insurance	2.8
Johnson & Johnson	pharmaceuticals	2.6
International Business
Machines Corp.	computer hardware	2.4
QUALCOMM Inc.	communications
	equipment	2.4
Top Ten		30.4%

Investment Focus

1  S&P 500 Index.

2  Dow Jones Wilshire 5000 Index.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 29.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 1997–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended September 30, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Growth and Income Fund Investor Shares[1]	16.20%	15.00%	6.66%	$19,063
Dow Jones Wilshire 5000 Index	17.08	16.53	6.85	19,399
S&P 500 Index	16.44	15.45	6.57	18,896
Average Large-Cap Core Fund[2]	15.96	13.37	5.46	17,023

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Growth and Income Fund Admiral Shares	16.37%	15.19%	5.33%	$139,324
Dow Jones Wilshire 5000 Index	17.08	16.53	6.33	147,956
S&P 500 Index	16.44	15.45	5.01	136,638

1  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: May 14, 2001.

10

Fiscal-Year Total Returns (%): September 30, 1997–September 30, 2007

Note: See Financial Highlights tables on pages 19 and 20 for dividend and capital gains information.

11

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.7%)[1]
Consumer Discretionary (8.9%)
	Sherwin-Williams Co.	1,859,000	122,155
	News Corp., Class A	5,033,100	110,678
	Time Warner, Inc.	5,279,000	96,922
*	Big Lots Inc.	3,011,600	89,866
	Mattel, Inc.	2,871,600	67,368
	Harley-Davidson, Inc.	971,800	44,907
	NIKE, Inc. Class B	726,500	42,616
*	Kohl’s Corp.	602,800	34,559
	J.C. Penney Co., Inc.
	(Holding Co.)	464,100	29,410
*	Amazon.com, Inc.	301,400	28,075
	The McGraw-Hill Cos., Inc.	278,000	14,153
	Omnicom Group Inc.	229,000	11,013
	TJX Cos., Inc.	282,200	8,204
	Gannett Co., Inc.	179,900	7,862
*	AutoZone Inc.	50,500	5,865
	Hasbro, Inc.	209,700	5,846
	Tribune Co.	169,028	4,618
*	Viacom Inc. Class B	103,500	4,033
	Family Dollar Stores, Inc.	151,300	4,019
			732,169
Consumer Staples (9.2%)
	The Procter & Gamble Co.	3,531,400	248,399
	Sysco Corp.	3,858,800	137,335
	Walgreen Co.	2,830,800	133,727
	The Kroger Co.	2,656,300	75,758
	PepsiCo, Inc.	911,100	66,747
	UST, Inc.	696,700	34,556
	Altria Group, Inc.	357,400	24,850
	McCormick & Co., Inc.	652,300	23,463
	Wal-Mart Stores, Inc.	346,500	15,125
			759,960

12

			Market
			Value•
		Shares	($000)
Energy (12.4%)
	ExxonMobil Corp.	3,324,236	307,691
	XTO Energy, Inc.	2,846,800	176,046
	Valero Energy Corp.	2,466,600	165,706
*	National Oilwell Varco Inc.	1,051,000	151,869
	Chevron Corp.	903,400	84,540
	Chesapeake Energy Corp.	1,924,500	67,858
	Marathon Oil Corp.	933,600	53,234
	ConocoPhillips Co.	159,519	14,001
			1,020,945
Financials (19.7%)
	Citigroup, Inc.	6,269,500	292,598
	Bank of America Corp.	4,753,299	238,948
	American International
	Group, Inc.	3,423,800	231,620
	JPMorgan Chase & Co.	3,087,700	141,478
	Wachovia Corp.	2,806,050	140,723
	Prudential Financial, Inc.	1,323,700	129,167
	ProLogis REIT	1,436,400	95,305
	Safeco Corp.	1,116,400	68,346
	Wells Fargo & Co.	1,453,100	51,759
	Cincinnati Financial Corp.	868,608	37,619
	Merrill Lynch & Co., Inc.	456,600	32,546
	CIT Group Inc.	792,900	31,875
	Ambac Financial Group, Inc.	454,900	28,618
	MetLife, Inc.	407,200	28,394
	Morgan Stanley	440,100	27,726
	Boston Properties, Inc. REIT	241,100	25,050
	The Allstate Corp.	232,400	13,291
	The Chubb Corp.	183,000	9,816
	Moody’s Corp.	66,800	3,367
			1,628,246
Health Care (12.8%)
	Johnson & Johnson	3,251,500	213,624
	Pfizer Inc.	6,795,527	166,015
*	Zimmer Holdings, Inc.	1,924,500	155,865
	Aetna Inc.	2,551,600	138,475
	CIGNA Corp.	1,711,400	91,200
	AmerisourceBergen Corp.	1,682,100	76,250
	Stryker Corp.	1,089,500	74,914
*	Celgene Corp.	985,400	70,269
*	Humana Inc.	495,400	34,619
	Baxter International, Inc.	373,000	20,992
	Schering-Plough Corp.	387,800	12,266
*	Genzyme Corp.	98,900	6,128
			1,060,617

13

			Market
			Value•
		Shares	($000)
Industrials (12.3%)
	General Electric Co.	8,177,600	338,553
	Lockheed Martin Corp.	1,789,900	194,186
	Tyco International, Ltd.	2,142,500	94,998
	CSX Corp.	1,702,000	72,726
	PACCAR, Inc.	852,000	72,633
*	Allied Waste Industries, Inc.	3,747,500	47,781
	Precision Castparts Corp.	316,500	46,836
	ITT Industries, Inc.	646,500	43,917
	Norfolk Southern Corp.	757,400	39,317
	Northrop Grumman Corp.	302,800	23,618
	L-3 Communications
	Holdings, Inc.	202,400	20,673
	Eaton Corp.	111,400	11,033
	Raytheon Co.	169,200	10,798
			1,017,069
Information Technology (15.2%)
*	Apple Inc.	1,603,000	246,125
	International Business
	Machines Corp.	1,674,700	197,280
	QUALCOMM Inc.	4,662,400	197,033
	Applied Materials, Inc.	7,756,800	160,566
*	Oracle Corp.	5,879,000	127,280
*	Google Inc.	113,900	64,612
	Microsoft Corp.	1,998,700	58,882
*	Xerox Corp.	2,604,300	45,159
	Hewlett-Packard Co.	851,200	42,381
*	Novellus Systems, Inc.	1,099,700	29,978
*	ADC
	Telecommunications, Inc.	1,383,900	27,138
*	Dell Inc.	818,100	22,580
	Electronic Data
	Systems Corp.	582,900	12,731
*	NCR Corp.	199,700	9,945
*	Cisco Systems, Inc.	232,800	7,708
*	MEMC Electronic
	Materials, Inc.	107,100	6,304
*	Verigy Ltd.	1	—
			1,255,702
Materials (2.1%)
	Freeport-McMoRan Copper
	& Gold, Inc. Class B	579,396	60,773
	Dow Chemical Co.	799,300	34,418
*	Pactiv Corp.	979,100	28,061
	Ball Corp.	432,500	23,247
	United States Steel Corp.	202,100	21,410
	Sealed Air Corp.	392,800	10,040
			177,949

14

		Market
		Value•
	Shares	($000)
Telecommunication Services (2.5%)
AT&T Inc.	2,560,000	108,314
* Qwest Communications
International Inc.	10,728,100	98,269
		206,583
Utilities (3.6%)
PG&E Corp.	3,411,300	163,060
CenterPoint Energy Inc.	3,709,400	59,462
Duke Energy Corp.	1,519,400	28,398
DTE Energy Co.	471,400	22,835
TXU Corp.	298,900	20,466
		294,221
Total Common Stocks
(Cost $6,977,599)		8,153,461
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
[2] Vanguard Market Liquidity
Fund, 5.153%	128,263,439	128,263

	Face
	Amount
	($000)
U.S. Government Obligations (0.0%)
U.S. Treasury Bills
[3] 3.641%–3.887%, 12/20/07	3,385	3,357
Total Temporary Cash Investments
(Cost $131,620)		131,620
Total Investments (100.3%)
(Cost $7,109,219)		8,285,081
Other Assets and Liabilities (–0.3%)
Receivables for Investment
Securities Sold		207,699
Other Assets—Note C		12,688
Payables for Investment
Securities Purchased		(220,735)
Other Liabilities		(26,233)
		(26,581)
Net Assets (100%)		8,258,500

15

At September 30, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	6,334,996
Undistributed Net Investment Income	19,803
Accumulated Net Realized Gains	725,765
Unrealized Appreciation
Investment Securities	1,175,862
Futures Contracts	2,074
Net Assets	8,258,500

Investor Shares—Net Assets
Applicable to 141,497,103 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,464,916
Net Asset Value Per Share—
Investor Shares	$38.62

Admiral Shares—Net Assets
Applicable to 44,286,054 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,793,584
Net Asset Value Per Share—
Admiral Shares	$63.08

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 0.6%, respectively, of net assets, see Note E in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $3,357,000 have been segregated as initial margin for open futures contracts.

4  See Note E in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

16

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Dividends	149,460
Interest[1]	3,763
Security Lending	1
Total Income	153,224
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,681
Performance Adjustment	—
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,635
Management and Administrative—Admiral Shares	2,125
Marketing and Distribution—Investor Shares	953
Marketing and Distribution—Admiral Shares	415
Custodian Fees	67
Auditing Fees	24
Shareholders’ Reports—Investor Shares	148
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	12
Total Expenses	22,069
Expenses Paid Indirectly—Note D	(1,570)
Net Expenses	20,499
Net Investment Income	132,725
Realized Net Gain (Loss)
Investment Securities Sold	911,180
Futures Contracts	1,669
Realized Net Gain (Loss)	912,849
Change in Unrealized Appreciation (Depreciation)
Investment Securities	133,545
Futures Contracts	1,295
Change in Unrealized Appreciation (Depreciation)	134,840
Net Increase (Decrease) in Net Assets Resulting from Operations	1,180,414

1  Interest income from an affiliated company of the fund was $3,653,000.

17

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	132,725	126,813
Realized Net Gain (Loss)	912,849	621,107
Change in Unrealized Appreciation (Depreciation)	134,840	(60,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,180,414	687,397
Distributions
Net Investment Income
Investor Shares	(88,650)	(81,854)
Admiral Shares	(46,594)	(39,539)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(135,244)	(121,393)
Capital Share Transactions—Note G
Investor Shares	(333,115)	(509,343)
Admiral Shares	138,269	110,294
Net Increase (Decrease) from Capital Share Transactions	(194,846)	(399,049)
Total Increase (Decrease)	850,324	166,955
Net Assets
Beginning of Period	7,408,176	7,241,221
End of Period[1]	8,258,500	7,408,176

1  Net Assets—End of Period includes undistributed net investment income of $19,803,000 and $22,322,000.

18

Financial Highlights

Investor Shares

	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.79	$31.29	$28.31	$24.91	$20.68
Investment Operations
Net Investment Income	.60	.55	.46	.37	.318
Net Realized and Unrealized Gain (Loss)
on Investments	4.84	2.47	2.98	3.39	4.227
Total from Investment Operations	5.44	3.02	3.44	3.76	4.545
Distributions
Dividends from Net Investment Income	(.61)	(.52)	(.46)	(.36)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.61)	(.52)	(.46)	(.36)	(.315)
Net Asset Value, End of Period	$38.62	$33.79	$31.29	$28.31	$24.91

Total Return[1]	16.20%	9.76%	12.20%	15.12%	22.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,465	$5,088	$5,202	$5,780	$5,119
Ratio of Total Expenses to
Average Net Assets[2]	0.32%	0.38%	0.40%	0.42%	0.46%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.65%	1.53%	1.35%	1.39%
Portfolio Turnover Rate	100%	93%	84%	79%[3]	88%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, and 0.00%.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

19

Admiral Shares

	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$55.20	$51.12	$46.25	$40.70	$33.78
Investment Operations
Net Investment Income	1.070	.997	.849	.683	.567
Net Realized and Unrealized Gain (Loss)
on Investments	7.903	4.036	4.853	5.530	6.920
Total from Investment Operations	8.973	5.033	5.702	6.213	7.487
Distributions
Dividends from Net Investment Income	(1.093)	(.953)	(.832)	(.663)	(.567)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.093)	(.953)	(.832)	(.663)	(.567)
Net Asset Value, End of Period	$63.08	$55.20	$51.12	$46.25	$40.70

Total Return	16.37%	9.97%	12.39%	15.29%	22.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,794	$2,321	$2,039	$843	$812
Ratio of Total Expenses to
Average Net Assets[1]	0.18%	0.20%	0.23%	0.25%	0.31%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.83%	1.68%	1.51%	1.54%
Portfolio Turnover Rate	100%	93%	84%	79%[2]	88%

1  Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, and 0.00%.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

21

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Franklin Portfolio Associates, LLC, provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance for the preceding three years relative to the S&P 500 Index. For the year ended September 30, 2007, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets, with no adjustment required based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At September 30, 2007, the fund had contributed capital of $690,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2007, these arrangements reduced the fund’s management and administrative expenses by $1,558,000 and custodian fees by $12,000. The total expense reduction represented an effective annual rate of 0.02% of the fund’s average net assets.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $53,362,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of $130,065,000 to offset taxable capital gains realized during the year ended September 30, 2007, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at September 30, 2007, the fund had $111,355,000 of ordinary income and $651,369,000 of long-term capital gains available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $7,109,219,000. Net unrealized appreciation of investment securities for tax purposes was $1,175,862,000, consisting of unrealized gains of $1,332,194,000 on securities that had risen in value since their purchase and $156,332,000 in unrealized losses on securities that had fallen in value since their purchase.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

22

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	207	79,597	2,074

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. During the year ended September 30, 2007, the fund purchased $7,802,119,000 of investment securities and sold $8,033,314,000 of investment securities, other than U.S. government securities and temporary cash investments.

G. Capital share transactions for each class of shares were:

	Year Ended September 30,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	581,626	15,817	551,404	17,017
Issued in Lieu of Cash Distributions	84,713	2,312	77,996	2,451
Redeemed	(999,454)	(27,194)	(1,138,743)	(35,170)
Net Increase (Decrease)—Investor Shares	(333,115)	(9,065)	(509,343)	(15,702)
Admiral Shares
Issued	491,880	8,143	428,118	8,127
Issued in Lieu of Cash Distributions	42,270	706	35,887	691
Redeemed	(395,881)	(6,600)	(353,711)	(6,672)
Net Increase (Decrease)—Admiral Shares	138,269	2,249	110,294	2,146

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

23

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Quantitative Funds and the Shareholders of Vanguard Growth and Income Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth and Income Fund (the “Fund”) at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 7, 2007

Special 2007 tax information (unaudited) for Vanguard Growth and Income Fund

This information for the fiscal year ended September 30, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $135,244,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 66.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

24

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2007. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Growth and Income Fund Investor Shares[1]
Periods Ended September 30, 2007
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	16.20%	15.00%	6.66%
Returns After Taxes on Distributions	15.92	14.71	5.72
Returns After Taxes on Distributions and Sale of Fund Shares	10.88	13.12	5.31

1  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	3/31/2007	9/30/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,067.09	$1.50
Admiral Shares	1,000.00	1,067.76	0.93
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.61	$1.47
Admiral Shares	1,000.00	1,024.17	0.91

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares and 0.18% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Note that the expenses shown in the table on page 24 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Trustees Approve Advisory Agreement

The board of trustees of Vanguard Growth and Income Fund has renewed the fund’s investment advisory agreement with Franklin Portfolio Associates, LLC. The board determined that the retention of Franklin was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of Franklin’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of investment management to the fund over both the short and long term and the organizational depth and stability of the advisory firm. The board noted that Franklin, founded in 1982, is known for quantitative equity management combining investment experience, financial databases, and computer modeling. The firm has advised the Growth and Income Fund since its inception in 1986. The investment team at Franklin employs a quantitative investment strategy that seeks to provide a total return greater than that of the S&P 500 Index by investing in U.S. large- and mid-capitalization stocks. Stock selection is driven by a series of more than 40 computer models covering a broad range of public data.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board noted that the advisor has carried out the fund’s investment strategy in disciplined fashion, and that the results have been solid. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory fee rate was also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider profitability of Franklin in determining whether to approve the advisory fee, because Franklin is independent of Vanguard, and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory agreement again after a one-year period.

28

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

29

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
148 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
148 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
148 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
148 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
148 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
148 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
148 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
148 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q930 112007

>  During the 12 months ended September 30, 2007, the broad U.S. stock market returned 17.1%. The market climbed steadily until August, when it dipped sharply before rallying in September.

>  For the 12 months, the returns of the Institutional Plus Shares of the Vanguard Structured Equity portfolios ranged from 19.3% for the Structured Large-Cap Growth Fund to 14.5% for the Structured Large-Cap Value Fund.

>  The funds’ returns adhered closely to the results of their index benchmarks.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Structured Large-Cap Equity Fund	8
Structured Large-Cap Growth Fund	22
Structured Large-Cap Value Fund	36
Structured Broad Market Fund	48
About Your Fund’s Expenses	67
Glossary	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Structured Large-Cap Equity Fund
Institutional Shares	VSLIX	15.9%
Institutional Plus Shares	VSLPX	16.1
S&P 500 Index		16.4
Average Large-Cap Core Fund[1]		16.0

Vanguard Structured Large-Cap Growth Fund
Institutional Shares	VSTLX	3.1%[2]
Institutional Plus Shares	VSGPX	19.3
Russell 1000 Growth Index		19.4
Average Large-Cap Growth Fund[1]		20.4

Vanguard Structured Large-Cap Value Fund
Institutional Plus Shares	VSLVX	14.5%
Russell 1000 Value Index		14.4
Average Large-Cap Value Fund[1]		14.6

Vanguard Structured Broad Market Fund
Institutional Shares	VSBMX	8.7%[3]
Institutional Plus Shares	VSBPX	15.4
Russell 3000 Index		16.5
Average Multi-Cap Core Fund[1]		17.0

1  Derived from data provided by Lipper Inc.

2  Return since the share-class inception on June 22, 2007.

3  Return since the share-class inception on November 30, 2006.

Chairman’s Letter

Dear Shareholder,

During the 2007 fiscal year, returns for the Institutional Plus Shares of the Vanguard Structured Equity portfolios ranged from 19.3% for the Structured Large-Cap Growth Fund to 14.5% for the Structured Large-Cap Value Fund.

As you know, these funds employ a quantitative strategy in seeking stocks that can supply above-market returns. During the fiscal year, the portfolio managers were challenged by a surge in market volatility in late July and August. Returns for all four of the funds remained very much in line with the performance of their benchmark indexes.

The Structured Large-Cap Growth Fund and Structured Broad Market Fund each introduced a new class of Institutional Shares during the period. These recent introductions mark the latest step in our efforts to develop a broad range of active quantitative strategies for a variety of institutional clients. These efforts began with the creation of investment trusts that were later reorganized as mutual funds. As both trusts and mutual funds, the portfolios have been managed by our Quantitative Equity Group, with the same investment objectives, strategies, policies, and risks. Because there was no change in the portfolios' strategies or advisors, funds that began as trusts adopted the performance history of the trusts.

Strong returns for U.S. stocks; even better for markets abroad

Overall, U.S. stocks produced excellent returns for the fiscal year. The gains came despite the midsummer shake-up brought on by problems in the subprime mortgage-loan market. Financials stocks—which represent a sizable share of the U.S. market’s value—were hardest hit, as investment banking and consumer lending businesses throttled back.

The broad U.S. equity market returned 17.1% for the year. Returns from large-capitalization stocks outpaced those of small-caps, and growth-oriented stocks outperformed their value-oriented counterparts. As investors took account of risk, they seemed to exhibit a preference for large-cap growth stocks, which appeared better positioned to thrive in a period of economic uncertainty.

Although not immune to the effects of the turmoil in U.S. credit markets, international stocks handily surpassed the returns of domestic stocks over the 12 months. The dollar’s ongoing weakness further enhanced foreign market gains for U.S.-based investors.

The bond market was shaken, but it regained ground in the end

The turbulence in the corporate bond and subprime lending markets caused a “flight to quality” that drove prices of U.S. Treasury bonds sharply higher, particularly toward the end of the fiscal period. As the bonds’ prices rose, their yields fell. The declines were greatest among Treasury securities with the shortest maturities. The yield of the 3-month Treasury bill, which started the fiscal year at 4.89%, dropped more than a full percentage point to 3.81%.

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.9%	13.8%	16.0%
Russell 2000 Index (Small-caps)	12.3	13.4	18.8
Dow Jones Wilshire 5000 Index (Entire market)	17.1	14.0	16.5
MSCI All Country World Index ex USA (International)	31.1	26.5	26.3

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.1%	3.9%	4.1%
Lehman Municipal Bond Index	3.1	3.9	4.0
Citigroup 3-Month Treasury Bill Index	5.0	4.0	2.8

CPI
Consumer Price Index	2.8%	3.2%	2.9%

As short-term yields fell, the yield curve—which illustrates the relationship between short- and long-term bond yields—returned to its usual, upward-sloping pattern. The curve had been mildly inverted at the start of the period, with yields of shorter-term bonds above those of longer-term issues. For the year ended September 30, the broad taxable bond market returned 5.1%. Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

The funds held up well during an unsettled year

As I noted earlier, the four Vanguard Structured Equity Funds performed in line with their benchmark indexes during the fiscal year. Within each fund, sector performance versus the benchmark was mixed.

The Institutional Plus Shares of the Structured Large-Cap Equity Fund returned 16.1%, a bit behind the return of the Standard & Poor’s 500 Index. The fund outperformed the benchmark in six of ten sectors, and did especially well in the consumer discretionary, consumer staples, energy, and industrials sectors. In the consumer discretionary sector, a number of restaurants and apparel retailers had strong returns. In the beleaguered financials sector—the fund’s largest—the advisor steered the fund to a performance that was largely in line with the benchmark’s gain. In the information technology sector, on the other hand, the fund’s stock selections failed to match the benchmark’s return.

For the 12 months, the Institutional Plus Shares of the Structured Large-Cap Value Fund returned 14.5%, slightly ahead of the return of the Russell 1000 Value Index. The fund led the benchmark in four sectors—consumer discretionary, energy, industrials, and materials—each of which produced healthy gains. Compared with the benchmark, however, the fund’s stock selections in the information technology sector were disappointing.

The Institutional Plus Shares of the Structured Large-Cap Growth Fund earned 19.3%, slightly behind the return of the Russell 1000 Growth Index. The fund outperformed the benchmark in six sectors, achieving particularly strong returns in the consumer discretionary, industrials, and materials sectors. In the information technology sector, the fund’s largest, performance was similar to that of the index group.

The Institutional Plus Shares of the Structured Broad Market Fund returned 15.4%, behind the 16.5% return of the Russell 3000 Index. The fund topped the benchmark return in three sectors: consumer discretionary, materials, and telecommunication services. However, the fund’s performance in other sectors caused it to lag the benchmark’s overall gain.

The funds seek to outperform without increasing risk

Institutional investors often have very long time horizons, which allow them to tune out the market’s daily noise to focus on the enduring principles that can help their organizations reach their financial goals. The Vanguard Structured Equity portfolios embody many of these principles.

We believe that these funds’ broad diversification helps position your organization to benefit from the U.S. economy’s long-term potential. The funds benefit from the established expertise of Vanguard Quantitative Equity Group, which employs proprietary stock-selection models in seeking to outperform its benchmark indexes while keeping risk in check. The group’s stock-selection model factors in investor sentiment, valuation, and the quality of earnings for individual stocks, while maintaining sector weightings that are essentially the same as those in the benchmarks. The funds seek outperformance by slightly overweighting or underweighting individual stocks.

Although relative performance will go through periods of weakness and strength, we’re confident that the advisor’s experience and approach make these portfolios an excellent choice for a long-term investment program.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

October 17, 2007

Your Fund’s Performance at a Glance

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price[1]	Share Price	Dividends	Gains
Structured Large-Cap Equity Fund
Institutional Shares	$26.03	$29.98	$0.172	$0.011
Institutional Plus Shares	52.07	60.02	0.363	0.022
Structured Large-Cap Growth Fund
Institutional Shares	$29.04	$29.93	$0.000	$0.000
Institutional Plus Shares	50.00	59.60	0.150	0.053
Structured Large-Cap Value Fund
Institutional Plus Shares	$60.09	$63.87	$0.000	$0.000
Structured Broad Market Fund
Institutional Shares	$26.59	$28.67	$0.116	$0.095
Institutional Plus Shares	50.00	57.39	0.234	0.190

1  For the Structured Large-Cap Equity Fund, starting price is as of September 30, 2006. For the three funds that were converted from trusts, the Institutional Plus Shares’ starting price is as of the conversion dates: October 3, 2006, for the Structured Large-Cap Growth Fund; January 18, 2007, for the Structured Large-Cap Value Fund; and October 3, 2006, for the Structured Broad Market Fund. For the Institutional Shares of the Structured Broad Market Fund and Structured Large-Cap Growth Fund, the starting prices are as of the share-class inceptions: respectively, November 30, 2006, and June 22, 2007.

Advisor’s Report

The 12 months ended September 30, 2007, was a mixed one for the Vanguard Structured Equity Funds.

The Structured Large-Cap Equity Fund returned 15.9% for Institutional Shares and 16.1% for Institutional Plus Shares, lagging the S&P 500 Index by, respectively, 0.5 and 0.3 percentage point.

The Structured Large-Cap Growth Fund’s Institutional Plus Shares returned 19.3%, close to the performance of the Russell 1000 Growth Index.

The Structured Large-Cap Value Fund’s Institutional Plus Shares returned 14.5%, in line with the gain of the Russell 1000 Value Index.

The Structured Broad Market Fund’s Institutional Plus Shares returned 15.4%, ending 1.1 percentage points behind the Russell 3000 Index.

The investment environment

In a departure from the trend of the past few years, growth stocks outperformed value stocks across the capitalization spectrum. The Russell 1000 Growth Index led the Russell 1000 Value Index by five percentage points, 19.4% to 14.4%. To place that change in context: For the three years ended September 30, 2006, the Russell 1000 Value Index topped its growth counterpart by almost nine percentage points annually.

This shift in the market’s leadership contributed to our mixed performance, even though we try to balance valuations against growth opportunities. In 2007, the negative impact of our valuation models offset the advantages of our other models. Since our model is attracted to stocks with reasonable valuations, strong growth markets, such as we experienced over the past six months, will be a journey uphill.

Our model, however, has more to it than valuation signals. We do not want to outperform only when the market prefers value stocks, so we diversify the model by including two additional signals: earnings quality and market sentiment. Ideally, the combination of the three indicators allows our model to identify attractive stocks regardless of market environment.

We begin our process by evaluating each stock in a fund’s benchmark index relative to peers based on the three component measures. We then draw upon the stocks with the most attractive evaluations to construct a portfolio that matches the benchmark’s exposure to industry, market capitalization, and other risk factors. In comparison with the respective benchmarks, the stocks in our portfolios generally have lower P/E ratios, slightly higher returns-on-equity, generally superior earnings, and similar dividend yields. We attempt to add value by taking many small positions across several hundred stocks, without tilting toward specific industries.

Structured Large-Cap Equity Fund

For this fund, our model had a slightly negative year. The market sentiment indicator was helpful, but it could not overcome the drag on performance stemming from our valuation indicator.

The fund’s best performance came from stocks in the capital goods industries, where Cummins Inc. was up 116%. Our energy and health care positions also performed well; however, holdings in the software industry and in technology were detractors.

Structured Large-Cap Growth Fund

The positive contribution of our sentiment indicator was exactly offset by the results from our valuation indicator. Stocks in the capital goods industries provided the fund’s best performance, paced by Cummins. Pharmaceuticals and financials dragged down the overall return.

Structured Large-Cap Value Fund

The valuation indicator reduced a positive contribution from our market sentiment indicator. The materials sector was one of the fund’s best performers, with Celanese up 119%. Offsetting these gains were our holdings in technology.

Structured Broad Market Fund

The subpar performance of our valuation indicator overwhelmed the positive influence of the market sentiment indicator. The materials sector was the fund’s strongest, with AK Steel Holdings leading the way. Pharmaceuticals holdings underperformed the benchmark sector.

Conclusion

In the end, our fund performance depends upon our model’s stock-picking ability, which was disappointing during the past 12 months. Our valuation indicator did not add value for any of the funds. Although our sentiment indicator did contribute, neither this measure nor our earnings quality signals proved sufficient to overcome the drag from the valuation measure.

Given that our sentiment indicator was successful, one might question why we did not increase our reliance on that signal during the year. We feel that doing so would be counterproductive, because we are trying to provide stock selection, not style timing. Betting relatively small amounts on a large number of stocks provides more diversification than making bets on broad-market style changes. Additionally, betting on style requires that you be right two times—first on when to make the bet and then on when to remove it. Being wrong either time can wreck the return of the portfolio.

Quantitative models, just like traditional portfolio management, will always encounter periods in which they fail to add value, and we have had similar periods in the past. Over the long run, our process has demonstrated its ability to add value, and we believe that our combination of reasonable valuations, high earnings quality, market acceptance, and disciplined risk control offers attractive portfolios to serve as part of a diversified investment plan.

Joel M. Dickson, Principal

James P. Stetler, Principal and

Portfolio Manager

James D. Troyer, CFA

Principal and Portfolio Manager

Vanguard Quantitative Equity Group

October 19, 2007

Structured Large-Cap Equity Fund

Fund Profile

As of September 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	265	500	4,887
Median Market Cap	$59.2B	$59.2B	$36.1B
Price/Earnings Ratio	16.1x	17.0x	18.1x
Price/Book Ratio	2.9x	2.9x	2.8x
Yield		1.9%	1.7%
Institutional Shares	1.6%
Institutional
Plus Shares	1.7%
Return on Equity	19.5%	19.9%	18.8%
Earnings Growth Rate	21.9%	21.8%	21.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	54%	—	—
Expense Ratio		—	—
Institutional Shares	0.25%
Institutional
Plus Shares	0.15%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.5%	9.2%	10.4%
Consumer Staples	9.5	9.5	8.2
Energy	11.5	11.7	11.2
Financials	19.8	19.9	20.0
Health Care	11.5	11.6	11.6
Industrials	11.6	11.5	11.8
Information Technology	16.2	16.2	16.0
Materials	3.2	3.2	3.7
Telecommunication
Services	3.7	3.8	3.5
Utilities	3.5	3.4	3.6

Ten Largest Holdings[3] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.8%
General Electric Co.	industrial
	conglomerates	3.0
AT&T Inc.	integrated
	telecommunication
	services	1.9
Microsoft Corp.	systems software	1.9
Citigroup, Inc.	diversified financial
	services	1.8
Bank of America Corp.	diversified financial
	services	1.5
The Procter & Gamble Co.	household products	1.5
Chevron Corp.	integrated oil
	and gas	1.5
Cisco Systems, Inc.	communications
	equipment	1.4
Pfizer Inc.	pharmaceuticals	1.3
Top Ten		19.6%

Investment Focus

1  S&P 500 Index.

2  Dow Jones Wilshire 5000 Index.

3  “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 92 for a glossary of investment terms.

Structured Large-Cap Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 15, 2006–September 30, 2007

Initial Investment of $200,000,000

	Average Annual Total Returns		Final Value of a
	Periods Ended September 30, 2007		$200,000,000
	One Year	Since Inception[1]	Investment
Structured Large-Cap Equity Fund
Institutional Plus Shares	16.07%	14.75%	$241,756,901
Dow Jones Wilshire 5000 Index	17.08	14.28	240,393,268
S&P 500 Index	16.44	14.84	242,026,812
Average Large-Cap Core Fund[2]	15.96	13.68	238,661,860

			Final Value of
		Since	a $5,000,000
	One Year	Inception[1]	Investment
Structured Large-Cap Equity Fund
Institutional Shares	15.94%	14.80%	$6,045,501
Dow Jones Wilshire 5000 Index	17.08	14.42	6,017,906
S&P 500 Index	16.44	15.03	6,061,927

1  Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2006, for Institutional Plus Shares; May 16, 2006, for Institutional Shares.

2  Derived from data provided by Lipper Inc.

Structured Large-Cap Equity Fund

Fiscal-Year Total Returns (%): May 15, 2006–September 30, 2007

1  May 15, 2006, through September 30, 2006.

Note: See Financial Highlights tables on pages 22 and 23 for dividend and capital gains information.

Structured Large-Cap Equity Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (9.4%)
The Walt Disney Co.	175,963	6,051
Time Warner, Inc.	329,580	6,051
McDonald’s Corp.	107,968	5,881
Target Corp.	75,993	4,831
General Motors Corp.	130,986	4,807
*Comcast Corp. Class A	189,395	4,580
Lowe’s Cos., Inc.	144,558	4,051
Omnicom Group Inc.	81,736	3,931
J.C. Penney Co., Inc.
(Holding Co.)	61,055	3,869
Home Depot, Inc.	116,360	3,775
Wyndham Worldwide Corp.	109,766	3,596
Sherwin-Williams Co.	53,141	3,492
*Amazon.com, Inc.	36,800	3,428
Whirlpool Corp.	36,090	3,216
*Viacom Inc. Class B	75,150	2,929
News Corp., Class A	125,044	2,750
CBS Corp.	84,749	2,670
Carnival Corp.	53,507	2,591
Wendy’s International, Inc.	73,000	2,548
Newell Rubbermaid, Inc.	86,837	2,503
NIKE, Inc. Class B	41,800	2,452
*Kohl’s Corp.	38,200	2,190
RadioShack Corp.	102,500	2,118
Polo Ralph Lauren Corp.	21,571	1,677
Johnson Controls, Inc.	12,800	1,512
Mattel, Inc.	62,300	1,462
Yum! Brands, Inc.	42,000	1,421
Marriott International, Inc.
Class A	24,100	1,048
*Big Lots Inc.	29,900	892
*DIRECTV Group, Inc.	32,500	789
*Starbucks Corp.	16,271	426
The McGraw-Hill Cos., Inc.	7,700	392

		Market
		Value•
	Shares	($000)
Best Buy Co., Inc.	6,150	283
Abercrombie & Fitch Co.	3,153	254
Meredith Corp.	3,500	201
Nordstrom, Inc.	3,128	147
*Ford Motor Co.	11,900	101
Eastman Kodak Co.	2,500	67
		94,982
Consumer Staples (9.5%)
The Procter & Gamble Co.	217,399	15,292
Altria Group, Inc.	169,640	11,795
The Coca-Cola Co.	166,493	9,568
Wal-Mart Stores, Inc.	200,164	8,737
PepsiCo, Inc.	104,199	7,634
Kraft Foods Inc.	147,576	5,093
Walgreen Co.	95,899	4,530
The Kroger Co.	156,442	4,462
Sara Lee Corp.	237,700	3,967
ConAgra Foods, Inc.	148,000	3,867
Molson Coors
Brewing Co. Class B	38,000	3,787
Colgate-Palmolive Co.	49,554	3,534
CVS/Caremark Corp.	86,026	3,409
Kimberly-Clark Corp.	47,449	3,334
Anheuser-Busch Cos., Inc.	37,986	1,899
The Estee Lauder Cos. Inc.
Class A	31,069	1,319
Safeway, Inc.	32,523	1,077
Costco Wholesale Corp.	15,554	954
Reynolds American Inc.	11,740	747
Archer-Daniels-Midland Co.	20,400	675
The Pepsi Bottling Group, Inc.	2,300	85
		95,765
Energy (11.6%)
ExxonMobil Corp.	414,055	38,325
Chevron Corp.	162,057	15,165
ConocoPhillips Co.	132,382	11,619
Schlumberger Ltd.	93,055	9,771
*National Oilwell Varco Inc.	37,200	5,375
Marathon Oil Corp.	68,776	3,922
Noble Corp.	76,800	3,767
Valero Energy Corp.	54,221	3,643
Sunoco, Inc.	51,200	3,624
*Transocean Inc.	30,300	3,425
ENSCO International, Inc.	60,700	3,405
Halliburton Co.	80,938	3,108
Occidental Petroleum Corp.	44,686	2,863
Hess Corp.	32,400	2,156
Devon Energy Corp.	19,134	1,592
XTO Energy, Inc.	18,628	1,152
Apache Corp.	12,683	1,142

		Market
		Value•
	Shares	($000)
Baker Hughes, Inc.	10,800	976
Anadarko Petroleum Corp.	12,670	681
Murphy Oil Corp.	6,200	433
		116,144
Financials (19.8%)
Citigroup, Inc.	384,212	17,931
Bank of America Corp.	307,793	15,473
JPMorgan Chase & Co.	273,306	12,523
American
International Group, Inc.	176,683	11,953
Wells Fargo & Co.	257,511	9,173
The Goldman Sachs Group, Inc.	34,777	7,538
Wachovia Corp.	119,182	5,977
Morgan Stanley	93,398	5,884
Merrill Lynch & Co., Inc.	76,912	5,482
Fannie Mae	87,396	5,315
U.S. Bancorp	159,102	5,176
ACE Ltd.	73,250	4,437
Prudential Financial, Inc.	45,382	4,428
Ameriprise Financial, Inc.	66,920	4,223
American Express Co.	69,443	4,123
XL Capital Ltd. Class A	51,100	4,047
KeyCorp	116,125	3,754
Synovus Financial Corp.	129,743	3,639
American Capital
Strategies, Ltd.	83,100	3,551
The Allstate Corp.	61,706	3,529
The Travelers Cos., Inc.	67,851	3,416
Safeco Corp.	55,246	3,382
Lehman Brothers
Holdings, Inc.	53,377	3,295
Washington Mutual, Inc.	88,646	3,130
Sovereign Bancorp, Inc.	173,100	2,950
State Street Corp.	43,227	2,946
SunTrust Banks, Inc.	38,354	2,902
Assurant, Inc.	52,112	2,788
Simon Property Group, Inc.
REIT	27,136	2,714
Bank of New York Mellon Corp.	60,663	2,678
MetLife, Inc.	38,281	2,669
Franklin Resources Corp.	19,933	2,541
The Chubb Corp.	47,336	2,539
ProLogis REIT	36,000	2,389
General Growth Properties Inc.
REIT	36,700	1,968
Freddie Mac	31,269	1,845
Vornado Realty Trust REIT	14,170	1,549
Legg Mason Inc.	17,000	1,433
Comerica, Inc.	26,602	1,364

		Market
		Value•
	Shares	($000)
*CB Richard Ellis Group, Inc.	44,600	1,242
The Hartford Financial
Services Group Inc.	12,502	1,157
Janus Capital Group Inc.	38,100	1,077
Capital One Financial Corp.	14,998	996
Plum Creek Timber Co. Inc.
REIT	22,200	994
AFLAC Inc.	16,069	917
*Discover Financial Services	43,199	899
Equity Residential REIT	20,921	886
PNC Financial Services Group	11,951	814
Archstone-Smith Trust REIT	10,141	610
Loews Corp.	11,343	548
BB&T Corp.	12,887	520
SLM Corp.	9,727	483
Fifth Third Bancorp	13,422	455
Charles Schwab Corp.	18,200	393
National City Corp.	8,086	203
Host Hotels & Resorts Inc. REIT	4,300	96
Unum Group	1,300	32
Countrywide Financial Corp.	1,607	31
		199,007
Health Care (11.6%)
Pfizer Inc.	545,869	13,336
Johnson & Johnson	199,398	13,100
Merck & Co., Inc.	180,701	9,340
UnitedHealth Group Inc.	118,312	5,730
Wyeth	119,339	5,317
*Medco Health Solutions, Inc.	58,400	5,279
Abbott Laboratories	96,139	5,155
*Biogen Idec Inc.	71,811	4,763
Schering-Plough Corp.	144,457	4,569
McKesson Corp.	72,681	4,273
*Amgen, Inc.	73,197	4,141
Medtronic, Inc.	66,834	3,770
Baxter International, Inc.	66,264	3,729
*Forest Laboratories, Inc.	96,600	3,602
Bristol-Myers Squibb Co.	113,617	3,274
Eli Lilly & Co.	53,456	3,043
*Laboratory Corp.
of America Holdings	34,780	2,721
*Humana Inc.	38,000	2,655
*Zimmer Holdings, Inc.	31,100	2,519
*WellPoint Inc.	31,255	2,467
Mylan Inc.	102,428	1,635
*Gilead Sciences, Inc.	39,946	1,633
*Express Scripts Inc.	28,800	1,608
AmerisourceBergen Corp.	29,669	1,345
CIGNA Corp.	24,530	1,307

		Market
		Value•
	Shares	($000)
*Watson Pharmaceuticals, Inc.	40,100	1,299
Aetna Inc.	23,213	1,260
*King Pharmaceuticals, Inc.	66,418	778
Cardinal Health, Inc.	12,304	769
*Covidien Ltd.	13,613	565
*Genzyme Corp.	9,000	558
Stryker Corp.	5,550	382
*Boston Scientific Corp.	15,448	216
		116,138
Industrials (11.6%)
General Electric Co.	736,611	30,496
The Boeing Co.	67,585	7,096
United Parcel Service, Inc.	91,727	6,889
3M Co.	64,632	6,048
United Technologies Corp.	59,254	4,769
Textron, Inc.	72,020	4,480
Honeywell International Inc.	73,487	4,370
PACCAR, Inc.	51,050	4,352
Waste Management, Inc.	111,367	4,203
Cummins Inc.	32,696	4,181
Lockheed Martin Corp.	36,847	3,998
CSX Corp.	92,900	3,970
Caterpillar, Inc.	47,075	3,692
Raytheon Co.	51,305	3,274
Union Pacific Corp.	28,098	3,177
W.W. Grainger, Inc.	32,273	2,943
Northrop Grumman Corp.	37,621	2,934
*Terex Corp.	27,700	2,466
Emerson Electric Co.	36,658	1,951
Tyco International, Ltd.	35,113	1,557
General Dynamics Corp.	16,144	1,364
FedEx Corp.	12,644	1,324
Deere & Co.	8,700	1,291
*Allied Waste Industries, Inc.	96,313	1,228
Burlington Northern
Santa Fe Corp.	14,391	1,168
Goodrich Corp.	17,100	1,167
Illinois Tool Works, Inc.	12,308	734
Norfolk Southern Corp.	9,100	472
Masco Corp.	18,700	433
Cooper Industries, Inc. Class A	8,200	419
Danaher Corp.	4,300	356
		116,802
Information Technology (16.2%)
Microsoft Corp.	642,133	18,917
*Cisco Systems, Inc.	418,689	13,863
International Business
Machines Corp.	110,145	12,975
Intel Corp.	467,168	12,081
Hewlett-Packard Co.	215,515	10,730

		Market
		Value•
	Shares	($000)
*Apple Inc.	57,146	8,774
*Google Inc.	15,155	8,597
*Oracle Corp.	342,737	7,420
*Dell Inc.	198,764	5,486
*Sun Microsystems, Inc.	818,000	4,589
QUALCOMM Inc.	105,092	4,441
*Xerox Corp.	246,500	4,274
*Agilent Technologies, Inc.	108,300	3,994
*eBay Inc.	99,746	3,892
Corning, Inc.	156,261	3,852
*BMC Software, Inc.	117,533	3,671
*Computer Sciences Corp.	64,600	3,611
Electronic Data Systems Corp.	156,140	3,410
Xilinx, Inc.	129,800	3,393
*Symantec Corp.	170,600	3,306
*NVIDIA Corp.	81,000	2,935
Texas Instruments, Inc.	79,363	2,904
National Semiconductor Corp.	90,600	2,457
*Novellus Systems, Inc.	78,301	2,134
*EMC Corp.	99,450	2,068
Motorola, Inc.	109,289	2,025
*Convergys Corp.	98,621	1,712
*Yahoo! Inc.	55,945	1,502
Applied Materials, Inc.	56,534	1,170
Automatic Data
Processing, Inc.	20,020	920
*Teradyne, Inc.	60,700	838
*Adobe Systems, Inc.	17,100	747
*Compuware Corp.	35,507	285
Western Union Co.	9,933	208
*NCR Corp.	1,800	90
		163,271
Materials (3.2%)
Monsanto Co.	54,470	4,670
Nucor Corp.	71,400	4,246
E.I. du Pont de Nemours & Co.	83,970	4,162
International Paper Co.	108,900	3,906
Alcoa Inc.	91,400	3,575
United States Steel Corp.	29,506	3,126
*Pactiv Corp.	79,678	2,284
Dow Chemical Co.	45,258	1,949
Vulcan Materials Co.	20,100	1,792
Ball Corp.	23,652	1,271
Freeport-McMoRan
Copper & Gold, Inc. Class B	7,300	766
Allegheny Technologies Inc.	5,300	583
Eastman Chemical Co.	500	33
		32,363

		Market
		Value•
	Shares	($000)
Telecommunication Services (3.7%)
AT&T Inc.	462,772	19,580
Verizon Communications Inc.	190,580	8,439
Sprint Nextel Corp.	263,382	5,004
*Qwest Communications
International Inc.	413,948	3,792
Alltel Corp.	9,040	630
		37,445
Utilities (3.4%)
Public Service
Enterprise Group, Inc.	53,100	4,672
FirstEnergy Corp.	69,775	4,420
Edison International	77,700	4,308
Sempra Energy	72,700	4,225
Xcel Energy, Inc.	166,500	3,586
Southern Co.	84,412	3,062
Consolidated Edison Inc.	59,600	2,759
Exelon Corp.	35,975	2,711
Dominion Resources, Inc.	29,480	2,485
TXU Corp.	19,081	1,306
Duke Energy Corp.	57,670	1,078
		34,612
Total Common Stocks
(Cost $916,342)		1,006,529
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market
Liquidity Fund, 5.153%	493,657	494

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[2] Federal National Mortgage Assn.
5.208%, 10/24/07	100	100
Total Temporary Cash Investments
(Cost $593)		594
Total Investments (100.1%)
(Cost $916,935)		1,007,123
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		1,392
Liabilities		(2,481)
		(1,089)
Net Assets (100%)		1,006,034

At September 30, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	897,172
Undistributed Net
Investment Income	10,462
Accumulated Net Realized Gains	8,212
Unrealized Appreciation	90,188
Net Assets	1,006,034

Institutional Shares—Net Assets
Applicable to 6,230,592 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	186,776
Net Asset Value Per Share—
Institutional Shares	$29.98

Institutional Plus Shares—Net Assets
Applicable to 13,650,013 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	819,258
Net Asset Value Per Share—
Institutional Plus Shares	$60.02

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Structured Large-Cap Equity Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Dividends	14,709
Interest[1]	110
Total Income	14,819
Expenses
The Vanguard Group—Note B
Investment Advisory Services	492
Management and Administrative
Institutional Shares	222
Institutional Plus Shares	357
Marketing and Distribution
Institutional Shares	39
Institutional Plus Shares	126
Custodian Fees	45
Auditing Fees	24
Shareholders’ Reports
Institutional Shares	4
Institutional Plus Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,310
Net Investment Income	13,509
Realized Net Gain (Loss)
Investment Securities Sold	7,921
Futures Contracts	415
Realized Net Gain (Loss)	8,336
Change in Unrealized Appreciation (Depreciation)
Investment Securities	77,835
Futures Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	77,834
Net Increase (Decrease) in Net Assets Resulting from Operations	99,679

1  Interest income from an affiliated company of the fund was $102,000.

Structured Large-Cap Equity Fund

Statement of Changes in Net Assets

	Year Ended	May 15, 2006[1] to
	September 30,	September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,509	1,597
Realized Net Gain (Loss)	8,336	161
Change in Unrealized Appreciation (Depreciation)	77,834	12,354
Net Increase (Decrease) in Net Assets Resulting from Operations	99,679	14,112
Distributions
Net Investment Income
Institutional Shares	(940)	—
Institutional Plus Shares	(3,704)	—
Realized Capital Gain[2]
Institutional Shares	(67)	—
Institutional Plus Shares	(218)	—
Total Distributions	(4,929)	—
Capital Share Transactions—Note E
Institutional Shares	36,315	121,426
Institutional Plus Shares	544,425	195,006
Net Increase (Decrease) from Capital Share Transactions	580,740	316,432
Total Increase (Decrease)	675,490	330,544
Net Assets
Beginning of Period	330,544	—
End of Period[3]	1,006,034	330,544

1  Inception.

2  Includes fiscal 2007 short-term gain distributions totaling $285,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3  Net Assets—End of Period includes undistributed net investment income of $10,462,000 and $1,597,000.

Structured Large-Cap Equity Fund

Financial Highlights

Institutional Shares
	Year	May 16,
	Ended	2006[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$26.03	$24.96
Investment Operations
Net Investment Income	.476[2]	.13
Net Realized and Unrealized Gain (Loss) on Investments	3.657	.94
Total from Investment Operations	4.133	1.07
Distributions
Dividends from Net Investment Income	(.172)	—
Distributions from Realized Capital Gains	(.011)	—
Total Distributions	(.183)	—
Net Asset Value, End of Period	$29.98	$26.03

Total Return	15.94%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$187	$127
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.69%	1.67%*
Portfolio Turnover Rate	54%[3]	30%

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*  Annualized.

Structured Large-Cap Equity Fund

Institutional Plus Shares
	Year	May 15,
	Ended	2006[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$52.07	$50.00
Investment Operations
Net Investment Income	1.018[2]	.25
Net Realized and Unrealized Gain (Loss) on Investments	7.317	1.82
Total from Investment Operations	8.335	2.07
Distributions
Dividends from Net Investment Income	(.363)	—
Distributions from Realized Capital Gains	(.022)	—
Total Distributions	(.385)	—
Net Asset Value, End of Period	$60.02	$52.07

Total Return	16.07%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$819	$203
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.79%	1.77%*
Portfolio Turnover Rate	54%[3]	30%

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Structured Large-Cap Equity Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At September 30, 2007, the fund had contributed capital of $85,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $17,159,000 of ordinary income and $1,748,000 of long-term capital gains available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $916,935,000. Net unrealized appreciation of investment securities for tax purposes was $90,188,000, consisting of unrealized gains of $111,892,000 on securities that had risen in value since their purchase and $21,704,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2007, the fund purchased $1,005,008,000 of investment securities and sold $414,547,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

Structured Large-Cap Equity Fund

	Year Ended		Inception[1] to
	September 30, 2007		September 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	43,142	1,567	121,583	4,903
Issued in Lieu of Cash Distributions	34	1	—	—
Redeemed	(6,861)	(234)	(157)	(6)
Net Increase (Decrease)—Institutional Shares	36,315	1,334	121,426	4,897
Institutional Plus Shares
Issued	540,496	9,679	195,006	3,900
Issued in Lieu of Cash Distributions	3,929	71	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Plus Shares	544,425	9,750	195,006	3,900

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Inception was May 16, 2006, for Institutional Shares and May 15, 2006, for Institutional Plus Shares.

Structured Large-Cap Growth Fund

Fund Profile

As of September 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	262	698	4,887
Median Market Cap	$38.2B	$38.2B	$36.1B
Price/Earnings Ratio	19.6x	21.6x	18.1x
Price/Book Ratio	4.1x	4.4x	2.8x
Yield		1.1%	1.7%
Institutional Shares	0.8%[3]
Institutional
Plus Shares	0.9%
Return on Equity	20.9%	21.2%	18.8%
Earnings Growth Rate	24.1%	22.8%	21.6%
Foreign Holdings	0.6%	0.0%	0.0%
Turnover Rate	56%	—	—
Expense Ratio		—	—
Institutional Shares	0.25%[3]
Institutional
Plus Shares	0.15%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.6%	12.7%	10.4%
Consumer Staples	9.8	9.8	8.2
Energy	8.4	8.3	11.2
Financials	7.1	7.1	20.0
Health Care	15.8	15.7	11.6
Industrials	13.0	13.1	11.8
Information Technology	27.7	27.6	16.0
Materials	3.2	3.2	3.7
Telecommunication
Services	0.8	0.9	3.5
Utilities	1.6	1.6	3.6

Ten Largest Holdings[4] (% of total net assets)

Microsoft Corp.	systems software	3.1%
Cisco Systems, Inc.	communications
	equipment	2.4
Intel Corp.	semiconductors	2.0
Hewlett-Packard Co.	computer hardware	1.7
International Business
Machines Corp.	computer hardware	1.7
Apple Inc.	computer hardware	1.7
PepsiCo, Inc.	soft drinks	1.6
Google Inc.	Internet software
	and services	1.6
Schlumberger Ltd.	oil and gas equipment
	and services	1.5
ExxonMobil Corp.	integrated oil
	and gas	1.3
Top Ten		18.6%

Investment Focus

1  Russell 1000 Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 92 for a glossary of investment terms.

Structured Large-Cap Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 19, 2006–September 30, 2007

Initial Investment of $200,000,000

	Average Annual Total Returns		Final Value of a
	Periods Ended September 30, 2007		$200,000,000
	One Year	Since Inception[1]	Investment
Structured Large-Cap Growth Fund
Institutional Plus Shares	19.35%	11.66%	$241,131,203
Dow Jones Wilshire 5000 Index	17.08	12.56	244,427,759
Russell 1000 Growth Index	19.35	11.16	239,296,192
Average Large-Cap Growth Fund[2]	20.44	9.20	232,197,241

		Final Value of
	Since	a $5,000,000
	Inception[1]	Investment
Structured Large-Cap Growth Fund Institutional Shares	3.06%	$5,153,237
Dow Jones Wilshire 5000 Index	1.50	5,075,232
Russell 1000 Growth Index	4.19	5,209,485

1  Performance for the fund and its comparative standards is calculated since the following inception dates: January 19, 2006, for Institutional Plus Shares; June 22, 2007, for Institutional Shares.

2  Derived from data provided by Lipper Inc.

Structured Large-Cap Growth Fund

Fiscal-Year Total Returns (%): January 19, 2006–September 30, 2007

1  January 19, 2006, through September 30, 2006.

2  The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust, from January 19, 2006, to October 3, 2006.
Note: See Financial Highlights tables on pages 41 and 42 for dividend and capital gains information.

Structured Large-Cap Growth Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.6%)
Target Corp.	8,220	523
*Amazon.com, Inc.	5,000	466
Lowe’s Cos., Inc.	14,923	418
Yum! Brands, Inc.	10,418	352
The Walt Disney Co.	9,242	318
Home Depot, Inc.	9,659	313
J.C. Penney Co., Inc.
(Holding Co.)	4,875	309
*Comcast Corp. Class A	12,529	303
Omnicom Group Inc.	6,102	293
*EchoStar Communications Corp.
Class A	6,086	285
Wynn Resorts Ltd.	1,800	284
NIKE, Inc. Class B	4,828	283
Nordstrom, Inc.	6,007	282
*ITT Educational Services, Inc.	2,100	256
Sherwin-Williams Co.	3,770	248
Whirlpool Corp.	2,521	225
News Corp., Class A	9,534	210
*Clear Channel Outdoor
Holdings, Inc. Class A	7,900	201
*The Goodyear Tire & Rubber Co.	6,460	196
McDonald’s Corp.	3,364	183
*Kohl’s Corp.	3,180	182
*DIRECTV Group, Inc.	7,360	179
Darden Restaurants Inc.	4,184	175
Brinker International, Inc.	6,257	172
Polo Ralph Lauren Corp.	2,192	170
Time Warner, Inc.	7,949	146
Carnival Corp.	2,885	140
*Viacom Inc. Class B	3,459	135
Harley-Davidson, Inc.	2,900	134

		Market
		Value•
	Shares	($000)
The McGraw-Hill Cos., Inc.	2,427	124
OfficeMax, Inc.	3,000	103
*Starbucks Corp.	3,693	97
*Coach, Inc.	1,900	90
TJX Cos., Inc.	2,900	84
*MGM Mirage, Inc.	930	83
Best Buy Co., Inc.	1,673	77
Burger King Holdings Inc.	3,008	77
*Dollar Tree Stores, Inc.	1,741	71
*AnnTaylor Stores Corp.	2,149	68
Abercrombie & Fitch Co.	760	61
*Las Vegas Sands Corp.	330	44
*NVR, Inc.	88	41
BorgWarner, Inc.	400	37
Autoliv, Inc.	400	24
Marriott International, Inc.
Class A	435	19
		8,481
Consumer Staples (9.8%)
PepsiCo, Inc.	14,411	1,056
Altria Group, Inc.	11,169	777
Wal-Mart Stores, Inc.	16,257	710
The Coca-Cola Co.	11,583	666
The Procter & Gamble Co.	9,449	665
Walgreen Co.	9,860	466
Carolina Group	3,100	255
Sysco Corp.	6,794	242
*NBTY, Inc.	5,300	215
Colgate-Palmolive Co.	3,005	214
CVS/Caremark Corp.	5,184	205
Kimberly-Clark Corp.	2,679	188
H.J. Heinz Co.	2,900	134
Anheuser-Busch Cos., Inc.	2,589	129
The Kroger Co.	4,400	125
Dean Foods Co.	4,800	123
*Energizer Holdings, Inc.	1,007	112
Sara Lee Corp.	6,671	111
The Estee Lauder Cos. Inc.
Class A	2,300	98
Costco Wholesale Corp.	1,475	91
		6,582
Energy (8.3%)
Schlumberger Ltd.	9,500	997
ExxonMobil Corp.	9,673	895
*National Oilwell Varco Inc.	2,174	314
Valero Energy Corp.	4,503	303

		Market
		Value•
	Shares	($000)
*Transocean Inc.	2,441	276
Chesapeake Energy Corp.	7,582	267
Sunoco, Inc.	3,670	260
ENSCO International, Inc.	4,497	252
Tesoro Corp.	5,191	239
Halliburton Co.	5,890	226
*Global Industries Ltd.	8,700	224
*Superior Energy Services, Inc.	6,200	220
*Cameron International Corp.	2,300	212
Tidewater Inc.	3,200	201
XTO Energy, Inc.	3,155	195
Baker Hughes, Inc.	1,839	166
*Dresser Rand Group, Inc.	2,900	124
Noble Corp.	2,052	101
Diamond Offshore Drilling, Inc.	790	89
*Unit Corp.	506	24
		5,585
Financials (7.1%)
American Express Co.	8,727	518
The Goldman Sachs Group, Inc.	1,795	389
Northern Trust Corp.	4,130	274
State Street Corp.	3,666	250
Franklin Resources Corp.	1,886	240
Janus Capital Group Inc.	8,200	232
The First Marblehead Corp.	5,533	210
ProLogis REIT	2,829	188
Merrill Lynch & Co., Inc.	2,578	184
XL Capital Ltd. Class A	2,100	166
Synovus Financial Corp.	5,127	144
AFLAC Inc.	2,469	141
Prudential Financial, Inc.	1,397	136
Legg Mason Inc.	1,600	135
Simon Property Group, Inc. REIT	1,291	129
*AmeriCredit Corp.	7,060	124
Charles Schwab Corp.	5,615	121
NYSE Euronext	1,500	119
CME Group, Inc.	202	119
The Macerich Co. REIT	1,300	114
SLM Corp.	2,164	107
Forest City Enterprise Class A	1,590	88
Bank of New York Mellon Corp.	1,830	81
Freddie Mac	1,090	64
Federated Investors, Inc.	1,500	60
SL Green Realty Corp. REIT	500	58
Taubman Co. REIT	1,000	55
Apartment Investment &
Management Co. Class A REIT	1,200	54
T. Rowe Price Group Inc.	900	50
Bank of Hawaii Corp.	799	42
*Affiliated Managers Group, Inc.	300	38

		Market
		Value•
	Shares	($000)
CNA Financial Corp.	900	35
Morgan Stanley	549	35
American International Group, Inc.	362	24
ACE Ltd.	400	24
*E*TRADE Financial Corp.	1,400	18
		4,766
Health Care (15.8%)
Merck & Co., Inc.	16,203	838
Abbott Laboratories	11,769	631
UnitedHealth Group Inc.	12,549	608
Johnson & Johnson	8,963	589
Bristol-Myers Squibb Co.	18,018	519
Medtronic, Inc.	8,440	476
Schering-Plough Corp.	14,832	469
*Medco Health Solutions, Inc.	4,845	438
Baxter International, Inc.	6,642	374
*Amgen, Inc.	6,418	363
*Zimmer Holdings, Inc.	4,370	354
McKesson Corp.	5,640	332
*Express Scripts Inc.	5,878	328
Wyeth	6,353	283
Aetna Inc.	4,817	261
*Forest Laboratories, Inc.	6,994	261
*Gilead Sciences, Inc.	6,220	254
*Genentech, Inc.	3,055	238
*WellCare Health Plans Inc.	2,200	232
*WellPoint Inc.	2,928	231
*Techne Corp.	3,600	227
*Endo Pharmaceuticals
Holdings, Inc.	7,192	223
*Cephalon, Inc.	3,038	222
*Laboratory Corp.
of America Holdings	2,750	215
Becton, Dickinson & Co.	2,541	208
Mylan Inc.	12,001	192
AmerisourceBergen Corp.	3,530	160
Eli Lilly & Co.	2,779	158
*Humana Inc.	2,200	154
*Warner Chilcott Ltd.	8,300	147
Cardinal Health, Inc.	2,280	143
*Biogen Idec Inc.	1,731	115
*DaVita, Inc.	1,800	114
Stryker Corp.	1,627	112
*Genzyme Corp.	1,200	74
*Health Net Inc.	760	41
Allergan, Inc.	546	35
		10,619
Industrials (13.0%)
The Boeing Co.	6,604	693
3M Co.	5,726	536

		Market
		Value•
	Shares	($000)
United Parcel Service, Inc.	6,547	492
Caterpillar, Inc.	5,225	410
Lockheed Martin Corp.	3,654	396
PACCAR, Inc.	4,290	366
Textron, Inc.	5,578	347
United Technologies Corp.	4,282	345
Precision Castparts Corp.	2,247	332
General Electric Co.	7,851	325
Cummins Inc.	2,535	324
*Terex Corp.	3,209	286
The Manitowoc Co., Inc.	6,212	275
Honeywell International Inc.	4,580	272
Emerson Electric Co.	4,146	221
Burlington Northern
Santa Fe Corp.	2,600	211
Manpower Inc.	3,250	209
Union Pacific Corp.	1,783	202
*AMR Corp.	8,979	200
Raytheon Co.	3,104	198
CSX Corp.	4,635	198
Trinity Industries, Inc.	4,957	186
Goodrich Corp.	2,700	184
*Allied Waste Industries, Inc.	14,409	184
FedEx Corp.	1,584	166
Harsco Corp.	2,660	158
L-3 Communications
Holdings, Inc.	1,514	155
Waste Management, Inc.	4,058	153
*Corrections Corp. of America	5,210	136
Illinois Tool Works, Inc.	1,958	117
Danaher Corp.	1,200	99
C.H. Robinson Worldwide Inc.	1,600	87
*Hertz Global Holdings Inc.	3,700	84
Northrop Grumman Corp.	982	77
*General Cable Corp.	1,000	67
GATX Corp.	916	39
*AGCO Corp.	200	10
		8,740
Information Technology (27.6%)
Communications Equipment (4.2%)
*Cisco Systems, Inc.	49,050	1,624
QUALCOMM Inc.	15,603	659
Corning, Inc.	15,907	392
Harris Corp.	2,127	123

Computers & Peripherals (6.6%)
Hewlett-Packard Co.	23,477	1,169
International Business
Machines Corp.	9,707	1,143
*Apple Inc.	7,412	1,138

		Market
		Value•
	Shares	($000)
*Dell Inc.	18,281	505
*EMC Corp.	14,294	297
*Brocade Communications
Systems, Inc.	26,503	227

Electronic Equipment & Instruments (1.1%)
*Arrow Electronics, Inc.	5,352	228
*Avnet, Inc.	4,940	197
*Vishay Intertechnology, Inc.	9,900	129
*Agilent Technologies, Inc.	3,200	118
*Dolby Laboratories Inc.	1,333	46

Internet Software & Services (2.7%)
*Google Inc.	1,845	1,047
*eBay Inc.	11,356	443
*Yahoo! Inc.	7,457	200
*WebMD Health Corp. Class A	2,900	151
IT Services (2.2%)
Accenture Ltd.	9,635	388
Automatic Data Processing, Inc.	6,000	276
Western Union Co.	12,622	265
MasterCard, Inc. Class A	1,600	237
Electronic Data Systems Corp.	9,565	209
*Fiserv, Inc.	1,039	53
*Alliance Data Systems Corp.	600	46
*CheckFree Corp.	100	5

Semiconductors &
Semiconductor Equipment (5.1%)
Intel Corp.	51,320	1,327
*NVIDIA Corp.	10,500	381
Texas Instruments, Inc.	10,061	368
*MEMC Electronic Materials, Inc.	5,291	311
*LAM Research Corp.	4,160	222
*Varian Semiconductor
Equipment Associates, Inc.	3,821	204
Applied Materials, Inc.	8,699	180
National Semiconductor Corp.	6,102	165
*Novellus Systems, Inc.	4,853	132
*Teradyne, Inc.	5,800	80
*International Rectifier Corp.	2,000	66

Software (5.7%)
Microsoft Corp.	71,085	2,094
*Oracle Corp.	35,796	775
*BMC Software, Inc.	8,460	264
*Intuit, Inc.	7,802	236
*Synopsys, Inc.	8,100	219
*Adobe Systems, Inc.	4,183	183

		Market
		Value•
	Shares	($000)
*Symantec Corp.	4,600	89
		18,611
Materials (3.2%)
Monsanto Co.	4,527	388
Southern Peru
Copper Corp. (U.S. Shares)	2,436	302
Celanese Corp. Series A	5,470	213
Allegheny Technologies Inc.	1,900	209
RPM International, Inc.	7,700	184
*Pactiv Corp.	6,030	173
Steel Dynamics, Inc.	3,413	159
Freeport-McMoRan
Copper & Gold, Inc. Class B	1,371	144
Lubrizol Corp.	1,783	116
*Owens-Illinois, Inc.	2,700	112
Nalco Holding Co.	2,400	71
Alcoa Inc.	1,580	62
Ball Corp.	700	38
		2,171
Telecommunication Services (0.8%)
Telephone & Data Systems, Inc.	3,491	233
*U.S. Cellular Corp.	1,692	166
*MetroPCS Communications Inc.	5,500	150
		549
Utilities (1.6%)
Exelon Corp.	3,472	262
*Mirant Corp.	6,300	256
CenterPoint Energy Inc.	11,386	183
*Dynegy, Inc.	17,900	165
TXU Corp.	1,714	117
*NRG Energy, Inc.	1,700	72
		1,055
Total Common Stocks
(Cost $58,582)		67,159
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.0%)
[2] Vanguard Market
Liquidity Fund, 5.153%	694	1

	Face
	Amount
	($000)
U.S. Agency Obligation (0.2%)
[3] Federal National Mortgage Assn.
4 5.208%, 10/24/07	100	100
Total Temporary Cash Investments
(Cost $101)		101

		Market
		Value•
	Shares	($000)
Total Investments (100.0%)
(Cost $58,683)		67,260
Other Assets and Liabilities (0.0%)
Other Assets—Note B		156
Liabilities		(142)
		14
Net Assets (100%)		67,274

At September 30, 2007, net assets consisted of:[5,6]
Amount
($000)
Paid-in Capital	57,140
Undistributed Net Investment Income	446
Accumulated Net Realized Gains	1,111
Unrealized Appreciation
Investment Securities	8,577
Futures Contracts	—
Net Assets	67,274

Institutional Shares—Net Assets
Applicable to 296,446 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	8,872
Net Asset Value Per Share—
Institutional Shares	$29.93

Institutional Plus Shares—Net Assets
Applicable to 979,863 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	58,402
Net Asset Value Per Share—
Institutional Plus Shares	$59.60

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

6  See Note F in Notes to Financial Statements.

REIT—Real Estate Investment Trust.

Structured Large-Cap Growth Fund

Statement of Operations

October 3, 2006[1] to
September 30, 2007
($000)
Investment Income
Income
Dividends	671
Interest[2]	6
Security Lending	1
Total Income	678
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative
Institutional Shares	3
Institutional Plus Shares	24
Marketing and Distribution
Institutional Shares	—
Institutional Plus Shares	9
Custodian Fees	5
Auditing Fees	21
Shareholders’ Reports
Institutional Shares	—
Institutional Plus Shares	1
Total Expenses	87
Expenses Paid Indirectly—Note C	(1)
Net Expenses	86
Net Investment Income	592
Realized Net Gain (Loss)
Investment Securities Sold	1,154
Futures Contracts	9
Realized Net Gain (Loss)	1,163
Unrealized Appreciation (Depreciation)
Investment Securities	8,104
Futures Contracts	—
Unrealized Appreciation (Depreciation)	8,104
Net Increase (Decrease) in Net Assets Resulting from Operations	9,859

1  Commencement of operations as a registered investment company.

2  Interest income from an affiliated company of the fund was $6,000.

Structured Large-Cap Growth Fund

Statement of Changes in Net Assets

October 3, 2006[1] to
September 30, 2007
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	592
Realized Net Gain (Loss)	1,163
Unrealized Appreciation (Depreciation)	8,104
Net Increase (Decrease) in Net Assets Resulting from Operations	9,859
Distributions
Net Investment Income
Institutional Shares	—
Institutional Plus Shares	(146)
Realized Capital Gain[2]
Institutional Shares	—
Institutional Plus Shares	(52)
Total Distributions	(198)
Capital Share Transactions—Notes F, G
Institutional Shares	8,608
Institutional Plus Shares	49,005
Net Increase (Decrease) from Capital Share Transactions	57,613
Total Increase (Decrease)	67,274
Net Assets
Beginning of Period	—
End of Period[3]	67,274

1  Commencement of operations as a registered investment company.

2  Includes fiscal 2007 short-term gain distributions totaling $52,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3  Net Assets—End of Period includes undistributed net investment income of $446,000.

Structured Large-Cap Growth Fund

Financial Highlights

Institutional Shares
June 22, 2007[1] to
For a Share Outstanding Throughout the Period	September 30, 2007
Net Asset Value, Beginning of Period	$29.04
Investment Operations
Net Investment Income	.05
Net Realized and Unrealized Gain (Loss) on Investments	.84
Total from Investment Operations	.89
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$29.93

Total Return	3.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9
Ratio of Total Expenses to Average Net Assets	0.25%*
Ratio of Net Investment Income to Average Net Assets	0.84%*
Portfolio Turnover Rate	56%

1  Inception.

*  Annualized.

Structured Large-Cap Growth Fund

Institutional Plus Shares
October 3, 2006[1] to
For a Share Outstanding Throughout the Period	September 30, 2007
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income	.547
Net Realized and Unrealized Gain (Loss) on Investments	9.256
Total from Investment Operations	9.803
Distributions
Dividends from Net Investment Income	(.150)
Distributions from Realized Capital Gains	(.053)
Total Distributions	(.203)
Net Asset Value, End of Period	$59.60

Total Return	19.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58
Ratio of Total Expenses to Average Net Assets	0.15%*
Ratio of Net Investment Income to Average Net Assets	0.94%*
Portfolio Turnover Rate	56%

1  Commencement of operations as a registered investment company.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Large-Cap Growth Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At September 30, 2007, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended September 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $1,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $1,001,000 of ordinary income and $571,000 of long-term capital gains available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $58,683,000. Net unrealized appreciation of investment securities for tax purposes was $8,577,000, consisting of unrealized gains of $10,127,000 on securities that had risen in value since their purchase and $1,550,000 in unrealized losses on securities that had fallen in value since their purchase.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	1	77	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Growth Fund

E. During the period ended September 30, 2007, the fund purchased $41,022,000 of investment securities and sold $31,852,000 of investment securities, other than temporary cash investments.

F. Pursuant to a plan of reorganization approved by the trustee of Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust (the “trust”) on July 18, 2006, the trust purchased shares of the fund through a non-taxable in-kind transfer of all of the trust’s investment securities on October 3, 2006, resulting in the issuance of 976,000 fund shares at a net asset value per share of $50.00. The trust’s net assets transferred to the fund were $48,807,000, including net unrealized appreciation of $473,000. On October 4, 2006, the trust liquidated by distributing to unitholders shares of the fund equal to the value of the unitholders’ investments in the trust.

G. Capital share transactions for each class of shares were:

	October 3, 2006[1] to
	September 30, 2007
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	8,608	296
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	8,608	296
Institutional Plus Shares
Issued[2]	48,807	976
Issued in Lieu of Cash Distributions	198	4
Redeemed	—	—
Net Increase (Decrease)—Institutional Plus Shares	49,005	980

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s federal tax positions for the period ended September 30, 2007, for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Commencement of operations as a registered investment company.

2  Includes shares converted from the net assets of Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust. See Note F in Notes to Financial Statements.

Structured Large-Cap Value Fund

Fund Profile

As of September 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	246	621	4,887
Median Market Cap	$55.4B	$55.0B	$36.1B
Price/Earnings Ratio	13.8x	14.6x	18.1x
Price/Book Ratio	2.2x	2.2x	2.8x
Yield—Institutional
Plus Shares	2.3%	2.5%	1.7%
Return on Equity	17.8%	17.8%	18.8%
Earnings Growth Rate	22.1%	21.2%	21.6%
Foreign Holdings	0.2%	0.0%	0.0%
Turnover Rate	48%	—	—
Expense Ratio—
Institutional Plus Shares	0.15%	—	—
Short-Term Reserves	–0.1%[3]	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7.6%	7.6%	10.4%
Consumer Staples	7.9	7.8	8.2
Energy	14.4	14.4	11.2
Financials	32.3	32.3	20.0
Health Care	7.0	7.0	11.6
Industrials	10.4	10.5	11.8
Information Technology	3.7	3.6	16.0
Materials	4.1	4.1	3.7
Telecommunication
Services	6.6	6.7	3.5
Utilities	6.0	6.0	3.6

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	5.4%
General Electric Co.	industrial
	conglomerates	4.8
AT&T Inc.	integrated
	telecommunication
	services	3.5
Citigroup, Inc.	diversified financial
	services	3.0
Bank of America Corp.	diversified financial
	services	3.0
Chevron Corp.	integrated oil
	and gas	2.7
Pfizer Inc.	pharmaceuticals	2.2
JPMorgan Chase & Co.	diversified financial
	services	2.1
ConocoPhillips Co.	integrated oil
	and gas	2.0
American
International Group, Inc.	multi-line insurance	1.7
Top Ten		30.4%

Investment Focus

1  Russell 1000 Value Index.

2  Dow Jones Wilshire 5000 Index.

3  The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash postion was negative.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See 92 for a glossary of investment terms.

Structured Large-Cap Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 15, 2005–September 30, 2007

Initial Investment of $200,000,000

	Average Annual Total Returns		Final Value of a
	Periods Ended September 30, 2007		$200,000,000
	One Year	Since inception[1]	Investment
Structured Large-Cap Value Fund
Institutional Plus Shares	14.46%	14.64%	$255,480,000
Dow Jones Wilshire 5000 Index	17.08	12.98	248,895,880
Russell 1000 Value Index	14.45	14.74	255,873,385
Average Large-Cap Value Fund[2]	14.63	13.13	249,489,086

Fiscal-Year Total Returns (%): December 15, 2005–September 30, 2007

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: December 15, 2005.

2  Derived from data provided by Lipper Inc.

3  December 15, 2005, through September 30, 2006.

4  The fund commenced operations as a registered investment company on January 18, 2007. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust, from December 15, 2005, to January 18, 2007.
Note: See Financial Highlights table on page 60 for dividend and capital gains information.

Structured Large-Cap Value Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (7.6%)
Time Warner, Inc.	37,220	683
McDonald’s Corp.	11,104	605
The Walt Disney Co.	13,790	474
*Liberty Media Corp.-
Capital Series A	3,300	412
General Motors Corp.	10,400	382
Home Depot, Inc.	10,300	334
Newell Rubbermaid, Inc.	9,636	278
Macy’s Inc.	8,300	268
Idearc Inc.	8,300	261
*Mohawk Industries, Inc.	3,100	252
*Comcast Corp. Class A	8,775	212
Wyndham Worldwide Corp.	5,748	188
J.C. Penney Co., Inc.
(Holding Co.)	2,800	177
Eastman Kodak Co.	6,300	169
Regal Entertainment
Group Class A	7,400	162
Gannett Co., Inc.	3,030	132
CBS Corp.	4,150	131
*NVR, Inc.	200	94
News Corp., Class A	4,210	93
Sherwin-Williams Co.	1,400	92
Mattel, Inc.	3,900	92
*TRW Automotive Holdings Corp.	2,500	79
Service Corp. International	6,100	79
*DreamWorks
Animation SKG, Inc.	1,800	60
*Dollar Tree Stores, Inc.	1,200	49
Carnival Corp.	1,000	48
Whirlpool Corp.	500	45
RadioShack Corp.	2,100	43
*Sears Holdings Corp.	300	38

		Market
		Value•
	Shares	($000)
*Ford Motor Co.	1,900	16
Tribune Co.	588	16
OfficeMax, Inc.	300	10
		5,974
Consumer Staples (7.9%)
The Procter & Gamble Co.	18,390	1,294
Altria Group, Inc.	10,330	718
Kraft Foods Inc.	18,701	645
The Coca-Cola Co.	7,290	419
ConAgra Foods, Inc.	14,600	382
Wal-Mart Stores, Inc.	8,200	358
Reynolds American Inc.	5,540	352
The Kroger Co.	11,800	337
Molson Coors
Brewing Co. Class B	3,200	319
Carolina Group	3,500	288
Kimberly-Clark Corp.	3,570	251
CVS/Caremark Corp.	5,200	206
Safeway, Inc.	4,400	146
Archer-Daniels-Midland Co.	4,300	142
*Energizer Holdings, Inc.	1,000	111
Corn Products International, Inc.	2,400	110
Anheuser-Busch Cos., Inc.	1,490	74
Costco Wholesale Corp.	200	12
Sara Lee Corp.	600	10
		6,174
Energy (14.3%)
ExxonMobil Corp.	45,610	4,222
Chevron Corp.	22,790	2,133
ConocoPhillips Co.	17,674	1,551
Occidental Petroleum Corp.	9,320	597
Marathon Oil Corp.	8,500	485
Hess Corp.	6,500	432
Noble Energy, Inc.	5,300	371
Devon Energy Corp.	3,600	300
Apache Corp.	2,500	225
Anadarko Petroleum Corp.	3,350	180
ENSCO International, Inc.	3,200	180
Chesapeake Energy Corp.	4,400	155
Valero Energy Corp.	2,220	149
Tesoro Corp.	3,200	147
Overseas Shipholding Group Inc.	800	61
Western Refining, Inc.	1,100	45
St. Mary Land & Exploration Co.	300	11
*SEACOR Holdings Inc.	100	10
		11,254
Financials (32.0%)
Capital Markets (4.0%)
Morgan Stanley	11,090	699
Merrill Lynch & Co., Inc.	7,700	549

		Market
		Value•
	Shares	($000)
The Goldman Sachs Group, Inc.	1,960	425
Lehman Brothers Holdings, Inc.	6,460	399
Ameriprise Financial, Inc.	6,200	391
American Capital Strategies, Ltd.	7,100	303
Bank of New York Mellon Corp.	5,643	249
Northern Trust Corp.	1,500	99

Commercial Banks (6.8%)
Wells Fargo & Co.	36,300	1,293
Wachovia Corp.	18,040	905
U.S. Bancorp	20,470	666
KeyCorp	11,100	359
SunTrust Banks, Inc.	4,560	345
Comerica, Inc.	6,000	308
UnionBanCal Corp.	4,426	259
Synovus Financial Corp.	9,000	252
PNC Financial Services Group	2,500	170
Webster Financial Corp.	3,700	156
BB&T Corp.	3,750	151
Fifth Third Bancorp	3,550	120
Bank of Hawaii Corp.	2,130	113
Commerce Bancshares, Inc.	2,242	103
National City Corp.	2,920	73
Regions Financial Corp.	2,000	59
East West Bancorp, Inc.	300	11

Consumer Finance (0.4%)
Capital One Financial Corp.	2,940	195
*Discover Financial Services	5,545	115

Diversified Financial Services (8.1%)
Citigroup, Inc.	51,290	2,394
Bank of America Corp.	46,492	2,337
JPMorgan Chase & Co.	36,580	1,676

Insurance (8.0%)
American International
Group, Inc.	20,140	1,362
Prudential Financial, Inc.	4,450	434
The Allstate Corp.	7,550	432
The Travelers Cos., Inc.	8,300	418
XL Capital Ltd. Class A	4,700	372
ACE Ltd.	5,400	327
Everest Re Group, Ltd.	2,900	320
Safeco Corp.	5,200	318
RenaissanceRe Holdings Ltd.	4,800	314
The Chubb Corp.	5,800	311
*Arch Capital Group Ltd.	3,900	290
MetLife, Inc.	3,710	259

		Market
		Value•
	Shares	($000)
Nationwide Financial
Services, Inc.	4,800	258
Ambac Financial Group, Inc.	3,900	245
The Hartford Financial
Services Group Inc.	2,600	241
Loews Corp.	2,800	135
CNA Financial Corp.	3,300	130
Unum Group	3,700	91
Assurant, Inc.	900	48
Genworth Financial Inc.	600	18
Reinsurance Group
of America, Inc.	200	11

Real Estate Investment Trusts (2.7%)
Vornado Realty Trust REIT	2,100	230
Boston Properties, Inc. REIT	1,900	197
Host Hotels & Resorts Inc. REIT	8,300	186
Simon Property Group, Inc. REIT	1,770	177
HCP, Inc. REIT	4,700	156
SL Green Realty Corp. REIT	1,197	140
General Growth
Properties Inc. REIT	2,500	134
Regency Centers Corp. REIT	1,700	130
Apartment Investment &
Management Co. Class A REIT	2,790	126
Federal Realty
Investment Trust REIT	1,300	115
Colonial Properties Trust REIT	2,800	96
Taubman Co. REIT	1,700	93
Equity Residential REIT	1,780	75
Liberty Property Trust REIT	1,400	56
Archstone-Smith Trust REIT	910	55
CBL & Associates
Properties, Inc. REIT	1,100	39
iStar Financial Inc. REIT	1,000	34
Avalonbay Communities, Inc. REIT	150	18
Kimco Realty Corp. REIT	312	14
Mack-Cali Realty Corp. REIT	300	12
Public Storage, Inc. REIT	100	8

Thrifts & Mortgage Finance (2.0%)
Fannie Mae	11,130	677
Washington Mutual, Inc.	11,190	395
Sovereign Bancorp, Inc.	16,000	273
Freddie Mac	2,870	169
Countrywide Financial Corp.	3,390	64
		25,177
Health Care (6.9%)
Pfizer Inc.	69,720	1,703

		Market
		Value•
	Shares	($000)
Johnson & Johnson	17,390	1,143
Wyeth	8,150	363
Merck & Co., Inc.	5,480	283
Eli Lilly & Co.	3,630	207
*Charles River Laboratories, Inc.	3,600	202
*WellPoint Inc.	2,490	197
*Biogen Idec Inc.	2,800	186
*Covidien Ltd.	4,375	182
*King Pharmaceuticals, Inc.	14,800	173
McKesson Corp.	2,900	171
Aetna Inc.	2,680	145
*Medco Health Solutions, Inc.	1,500	136
AmerisourceBergen Corp.	2,654	120
*Boston Scientific Corp.	7,900	110
*Amgen, Inc.	1,800	102
		5,423
Industrials (10.4%)
General Electric Co.	92,050	3,811
CSX Corp.	8,100	346
Northrop Grumman Corp.	4,350	339
Deere & Co.	2,100	312
Crane Co.	5,900	283
General Dynamics Corp.	3,280	277
*Alliant Techsystems, Inc.	2,300	251
Teleflex Inc.	3,100	242
United Technologies Corp.	3,000	241
Parker Hannifin Corp.	2,100	235
Raytheon Co.	3,600	230
*Hertz Global Holdings Inc.	9,900	225
Tyco International, Ltd.	4,375	194
Trinity Industries, Inc.	4,400	165
Honeywell International Inc.	2,250	134
3M Co.	1,400	131
Union Pacific Corp.	1,120	127
Waste Management, Inc.	3,200	121
*Allied Waste Industries, Inc.	7,000	89
Kennametal, Inc.	1,000	84
*Gardner Denver Inc.	1,700	66
*UAL Corp.	1,300	61
R.R. Donnelley & Sons Co.	1,600	59
Textron, Inc.	800	50
GATX Corp.	800	34
*United Rentals, Inc.	800	26
*Northwest Airlines Corp.	1,200	21
*Owens Corning Inc.	400	10
		8,164
Information Technology (3.7%)
International Business
Machines Corp.	3,560	419
*Xerox Corp.	23,500	408

		Market
		Value•
	Shares	($000)
Motorola, Inc.	19,280	357
*Cadence Design Systems, Inc.	13,100	291
*NCR Corp.	5,400	269
*Sun Microsystems, Inc.	36,100	203
*Convergys Corp.	10,800	188
*Teradyne, Inc.	12,400	171
*Vishay Intertechnology, Inc.	12,200	159
Tyco Electronics Ltd.	4,375	155
*International Rectifier Corp.	1,700	56
*Symantec Corp.	2,170	42
*Computer Sciences Corp.	750	42
*Synopsys, Inc.	1,400	38
*Unisys Corp.	4,200	28
Electronic Data Systems Corp.	600	13
*Fairchild Semiconductor
International, Inc.	600	11
*Hewitt Associates, Inc.	300	11
*ADC Telecommunications, Inc.	226	4
		2,865
Materials (4.1%)
Alcoa Inc.	11,020	431
United States Steel Corp.	3,500	371
Dow Chemical Co.	7,910	341
E.I. du Pont de Nemours & Co.	6,200	307
Lubrizol Corp.	4,500	293
Celanese Corp. Series A	7,100	277
Steel Dynamics, Inc.	5,800	271
*Owens-Illinois, Inc.	6,400	265
International Paper Co.	6,400	230
Ashland, Inc.	3,200	193
RPM International, Inc.	6,400	153
Cytec Industries, Inc.	1,400	96
		3,228
Telecommunication Services (6.6%)
AT&T Inc.	64,513	2,730
Verizon Communications Inc.	28,140	1,246
Sprint Nextel Corp.	32,620	620
*Qwest Communications
International Inc.	37,400	343
Alltel Corp.	2,320	162
Telephone & Data Systems, Inc.	1,100	73
Embarq Corp.	650	36
		5,210
Utilities (6.0%)
FirstEnergy Corp.	7,000	443
PG&E Corp.	9,000	430

		Market
		Value•
	Shares	($000)
Public Service
Enterprise Group, Inc.	4,800	422
Edison International	7,600	421
Sempra Energy	6,900	401
Exelon Corp.	4,900	369
Consolidated Edison Inc.	7,900	366
Dominion Resources, Inc.	3,884	327
Duke Energy Corp.	17,160	321
Atmos Energy Corp.	8,400	238
Energen Corp.	3,800	217
Southern Co.	5,690	206
Xcel Energy, Inc.	7,587	163
*Mirant Corp.	3,100	126
Pepco Holdings, Inc.	4,200	114
Vectren Corp.	3,100	85
ONEOK, Inc.	1,100	52
FPL Group, Inc.	400	24
		4,725
Total Common Stocks
(Cost $68,392)		78,194
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[2] Vanguard Market
Liquidity Fund, 5.153%	222,745	223

	Face
	Amount
	($000)
U.S. Agency Obligation (0.1%)
[3] Federal National Mortgage Assn.
4 5.208%, 10/24/07	100	100
Total Temporary Cash Investments
(Cost $323)		323
Total Investments (99.9%)
(Cost $68,715)		78,517
Other Assets and Liabilities (0.1%)
Other Assets—Note B		124
Liabilities		(48)
		76
Net Assets (100%)
Applicable to 1,230,578 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		78,593
Net Asset Value Per Share		$63.87

At September 30, 2007, net assets consisted of:[5,6]
	Amount	Per
	($000)	Share
Paid-in Capital	62,803	$51.04
Undistributed Net
Investment Income	1,263	1.03
Accumulated Net Realized Gains	4,724	3.84
Unrealized Appreciation
Investment Securities	9,802	7.96
Futures Contracts	1	—
Net Assets	78,593	$63.87

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

6  See Note F in Notes to Financial Statements.

Structured Large-Cap Value Fund

Statement of Operations

January 18, 2007[1] to
September 30, 2007
($000)
Investment Income
Income
Dividends	1,343
Interest[2]	1
Security Lending	1
Total Income	1,345
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27
Management and Administrative	18
Marketing and Distribution	8
Custodian Fees	6
Auditing Fees	23
Shareholders’ Reports	1
Total Expenses	83
Expenses Paid Indirectly—Note C	(1)
Net Expenses	82
Net Investment Income	1,263
Realized Net Gain (Loss)
Investment Securities Sold	4,725
Futures Contracts	(1)
Realized Net Gain (Loss)	4,724
Unrealized Appreciation (Depreciation)
Investment Securities	(1,055)
Futures Contracts	1
Unrealized Appreciation (Depreciation)	(1,054)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,933

1  Commencement of operations as a registered investment company.

2  Interest income from an affiliated company of the fund was $1,000.

Structured Large-Cap Value Fund

Statement of Changes in Net Assets

January 18, 2007[1] to
September 30, 2007
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,263
Realized Net Gain (Loss)	4,724
Unrealized Appreciation (Depreciation)	(1,054)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,933
Distributions
Net Investment Income	—
Realized Capital Gain	—
Total Distributions	—
Capital Share Transactions—Note G
Issued[2]	78,660
Issued in Lieu of Cash Distributions	—
Redeemed	(5,000)
Net Increase (Decrease) from Capital Share Transactions	73,660
Total Increase (Decrease)	78,593
Net Assets
Beginning of Period	—
End of Period[3]	78,593

1  Commencement of operations as a registered investment company.

2  Includes shares converted from the net assets of Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust. See Note F in Notes to Financial Statements.

3  Net Assets—End of Period includes undistributed net investment income of $1,263,000.

Structured Large-Cap Value Fund

Financial Highlights

Institutional Plus Shares
January 18, 2007[1] to
For a Share Outstanding Throughout the Period	September 30, 2007
Net Asset Value, Beginning of Period	$60.09
Investment Operations
Net Investment Income	1.03
Net Realized and Unrealized Gain (Loss) on Investments	2.75
Total from Investment Operations	3.78
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$63.87

Total Return	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79
Ratio of Total Expenses to Average Net Assets	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.29%*
Portfolio Turnover Rate	48%

1  Commencement of operations as a registered investment company.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion). The fund has not issued any Institutional Shares through September 30, 2007.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Structured Large-Cap Value Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At September 30, 2007, the fund had contributed capital of $7,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended September 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $1,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $2,853,000 of ordinary income and $3,150,000 of long-term capital gains available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $68,715,000. Net unrealized appreciation of investment securities for tax purposes was $9,802,000, consisting of unrealized gains of $11,625,000 on securities that had risen in value since their purchase and $1,823,000 in unrealized losses on securities that had fallen in value since their purchase.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	5	385	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Value Fund

E. During the period ended September 30, 2007, the fund purchased $37,231,000 of investment securities and sold $41,159,000 of investment securities, other than temporary cash investments.

F. Pursuant to a plan of reorganization approved by the trustee of Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust (the “trust”) on October 20, 2006, the trust purchased shares of the fund through a non-taxable in-kind transfer of all of the trust’s investment securities on January 18, 2007, resulting in the issuance of 1,309,000 fund shares at a net asset value per share of $60.09. The trust’s net assets transferred to the fund were $78,660,000, including net unrealized appreciation of $10,857,000. On January 19, 2007, the trust liquidated by distributing to unitholders shares of the fund equal to the value of the unitholders’ investments in the trust.

G. Capital shares issued and redeemed were:

January 18, 2007[1] to
September 30, 2007
Shares
(000)
Issued	1,309
Issued in Lieu of Cash Distributions	—
Redeemed	(78)
Net Increase (Decrease) in Shares Outstanding	1,231

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal period. Management has analyzed the fund’s federal tax positions taken for the period from inception to September 30, 2007, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Commencement of operations as a registered investment company.

Structured Broad Market Fund

Fund Profile

As of September 30, 2007

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	495	2,921	4,887
Median Market Cap	$36.5B	$36.5B	$36.1B
Price/Earnings Ratio	16.0x	17.9x	18.1x
Price/Book Ratio	2.7x	2.9x	2.8x
Yield		1.7%	1.7%
Institutional Shares	1.5%[3]
Institutional
Plus Shares	1.6%
Return on Equity	18.6%	18.9%	18.8%
Earnings Growth Rate	22.8%	21.6%	21.6%
Foreign Holdings	0.3%	0.0%	0.0%
Turnover Rate	66%	—	—
Expense Ratio		—	—
Institutional Shares	0.25%[3]
Institutional
Plus Shares	0.15%
Short-Term Reserves	–0.1%[4]	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.6%	10.6%	10.4%
Consumer Staples	8.4	8.4	8.2
Energy	10.9	10.9	11.2
Financials	19.4	19.4	20.0
Health Care	11.7	11.6	11.6
Industrials	12.0	12.0	11.8
Information Technology	16.1	16.1	16.0
Materials	3.8	3.8	3.7
Telecommunication
Services	3.5	3.5	3.5
Utilities	3.6	3.7	3.6

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.0%
General Electric Co.	industrial
	conglomerates	2.4
AT&T Inc.	integrated
	telecommunication
	services	1.6
Microsoft Corp.	systems software	1.5
Citigroup, Inc.	diversified financial
	services	1.5
The Procter & Gamble Co.	household products	1.4
Bank of America Corp.	diversified financial
	services	1.2
Chevron Corp.	integrated oil
	and gas	1.2
Pfizer Inc.	pharmaceuticals	1.1
Cisco Systems, Inc.	communications
	equipment	1.1
Top Ten		16.0%

Investment Focus

1  Russell 3000 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash postion was negative.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.
See page 92 for a glossary of investment terms.

Structured Broad Market Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 3, 2004–September 30, 2007

Initial Investment of $200,000,000

	Average Annual Total Returns		Final Value of a
	Periods Ended September 30, 2007		$200,000,000
	One Year	Since Inception[1]	Investment
Structured Broad Market Fund
Institutional Plus Shares	15.39%	12.42%	$298,071,630
Dow Jones Wilshire 5000 Index	17.08	12.50	298,793,688
Russell 3000 Index	16.52	12.18	295,921,418
Average Multi-Cap Core Fund[2]	17.00	11.67	291,353,665

		Final Value of
	Since	a $5,000,000
	Inception[1]	Investment
Structured Broad Market Fund
Institutional Shares	8.68%	$5,433,809
Dow Jones Wilshire 5000 Index	10.33	5,516,683
Russell 3000 Index	10.08	5,503,767

1  Performance for the fund and its comparative standards is calculated since the following inception dates: May 3, 2004, for Institutional Plus Shares; November 30, 2006, for Institutional Shares.

2  Derived from data provided by Lipper Inc.

Structured Broad Market Fund

Fiscal-Year Total Returns (%): May 3, 2004–September 30, 2007

1  May 3, 2004, through September 30, 2004.

2  The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Broad Market Trust, from May 3, 2004, to October 3, 2006.

Note: See Financial Highlights tables on pages 83 and 84 for dividend and capital gains information.

Structured Broad Market Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.5%)
Time Warner, Inc.	82,590	1,516
The Walt Disney Co.	43,190	1,485
McDonald’s Corp.	26,560	1,447
*Amazon.com, Inc.	13,100	1,220
Lowe’s Cos., Inc.	36,670	1,027
*Comcast Corp. Class A	39,165	947
NIKE, Inc. Class B	15,520	910
*Liberty Media Corp.-
Capital Series A	7,200	899
Home Depot, Inc.	27,420	889
Yum! Brands, Inc.	25,720	870
Omnicom Group Inc.	17,660	849
General Motors Corp.	22,700	833
J.C. Penney Co., Inc.
(Holding Co.)	12,540	795
Harley-Davidson, Inc.	16,900	781
*Expedia, Inc.	23,500	749
*Viacom Inc. Class B	17,695	690
Whirlpool Corp.	7,700	686
Sherwin-Williams Co.	10,400	683
*DreamWorks
Animation SKG, Inc.	19,800	662
Target Corp.	10,290	654
Wyndham Worldwide Corp.	19,694	645
CBS Corp.	20,455	644
Carnival Corp.	13,300	644
Burger King Holdings Inc.	25,100	640
*Mohawk Industries, Inc.	7,200	585
News Corp., Class A	26,490	583
*AutoZone Inc.	5,000	581
Ross Stores, Inc.	21,300	546
*Kohl’s Corp.	9,500	545
Darden Restaurants Inc.	12,300	515

		Market
		Value•
	Shares	($000)
*EchoStar Communications Corp.
Class A	10,250	480
*NVR, Inc.	1,000	470
Eastman Kodak Co.	17,500	468
Wynn Resorts Ltd.	2,800	441
*Clear Channel
Outdoor Holdings, Inc. Class A	16,710	426
RadioShack Corp.	19,000	393
*Aeropostale, Inc.	19,950	380
International Speedway Corp.	6,300	289
Men’s Wearhouse, Inc.	5,650	285
*Jos. A. Bank Clothiers, Inc.	8,300	277
Newell Rubbermaid, Inc.	8,500	245
*Jack in the Box Inc.	3,500	227
Polo Ralph Lauren Corp.	2,759	215
*Lear Corp.	6,100	196
Jackson Hewitt Tax Service Inc.	6,770	189
Brinker International, Inc.	6,800	187
Starwood Hotels &
Resorts Worldwide, Inc.	2,700	164
*Las Vegas Sands Corp.	1,200	160
Phillips-Van Heusen Corp.	2,870	151
Idearc Inc.	3,900	123
*Marvel Entertainment, Inc.	4,200	98
*Dollar Tree Stores, Inc.	2,200	89
*CSK Auto Corp.	7,900	84
Marriott International, Inc.
Class A	1,900	83
CSS Industries, Inc.	2,000	72
Johnson Controls, Inc.	600	71
Brown Shoe Co., Inc.	3,000	58
Sonic Automotive, Inc.	2,300	55
Regal Entertainment Group
Class A	2,500	55
*Starbucks Corp.	1,960	51
*Lin TV Corp.	3,800	49
*The Wet Seal, Inc. Class A	11,600	45
Salem Communications Corp.	5,483	44
*The Gymboree Corp.	1,200	42
Interactive Data Corp.	1,300	37
The Stanley Works	600	34
UniFirst Corp.	800	30
Regis Corp.	900	29
*DIRECTV Group, Inc.	1,170	28
Best Buy Co., Inc.	590	27
American Greetings Corp.
Class A	1,000	26
*Perry Ellis International Corp.	900	25
Stewart Enterprises, Inc.
Class A	2,197	17

		Market
		Value•
	Shares	($000)
The McGraw-Hill Cos., Inc.	200	10
		31,445
Consumer Staples (8.4%)
The Procter & Gamble Co.	59,920	4,215
Altria Group, Inc.	41,450	2,882
The Coca-Cola Co.	42,790	2,459
Wal-Mart Stores, Inc.	48,410	2,113
PepsiCo, Inc.	28,430	2,083
Kraft Foods Inc.	36,029	1,243
Walgreen Co.	23,230	1,097
The Kroger Co.	31,800	907
Kimberly-Clark Corp.	11,970	841
ConAgra Foods, Inc.	30,800	805
Carolina Group	9,370	770
CVS/Caremark Corp.	18,736	742
Molson Coors Brewing Co.
Class B	7,400	738
Corn Products International, Inc.	13,510	620
*NBTY, Inc.	15,100	613
Fresh Del Monte Produce Inc.	20,500	589
Anheuser-Busch Cos., Inc.	7,490	374
Colgate-Palmolive Co.	5,130	366
Reynolds American Inc.	5,640	359
Nash-Finch Co.	8,989	358
Safeway, Inc.	8,500	281
Costco Wholesale Corp.	2,870	176
*Winn-Dixie Stores, Inc.	7,747	145
Sanderson Farms, Inc.	3,100	129
Archer-Daniels-Midland Co.	2,400	79
Dean Foods Co.	900	23
		25,007
Energy (10.9%)
ExxonMobil Corp.	95,920	8,878
Chevron Corp.	38,865	3,637
ConocoPhillips Co.	32,054	2,813
Schlumberger Ltd.	20,500	2,152
*National Oilwell Varco Inc.	8,100	1,170
Marathon Oil Corp.	17,440	994
Valero Energy Corp.	13,892	933
Hess Corp.	13,900	925
Chesapeake Energy Corp.	25,000	881
*Transocean Inc.	7,500	848
Noble Energy, Inc.	11,400	798
Noble Corp.	15,600	765
*Pride International, Inc.	19,200	702
ENSCO International, Inc.	11,730	658
Tesoro Corp.	13,700	630
Occidental Petroleum Corp.	9,540	611
Tidewater Inc.	8,200	515
*Bristow Group, Inc.	11,400	498

		Market
		Value•
	Shares	($000)
*Gulfmark Offshore, Inc.	9,300	453
Helmerich & Payne, Inc.	11,600	381
*Bois d’Arc Energy, Inc.	17,400	334
*Grant Prideco, Inc.	6,000	327
Devon Energy Corp.	3,760	313
Halliburton Co.	7,570	291
*Rosetta Resources, Inc.	14,300	262
Anadarko Petroleum Corp.	4,040	217
*Grey Wolf, Inc.	30,720	201
*Superior Energy Services, Inc.	5,600	198
*Swift Energy Co.	4,500	184
Apache Corp.	2,040	184
Baker Hughes, Inc.	1,960	177
GlobalSantaFe Corp.	1,500	114
*Mariner Energy Inc.	5,500	114
Sunoco, Inc.	1,400	99
Diamond Offshore Drilling, Inc.	800	91
*Parker Drilling Co.	8,000	65
General Maritime Corp.	1,300	36
Holly Corp.	400	24
		32,473
Financials (19.3%)
Citigroup, Inc.	93,520	4,365
Bank of America Corp.	74,182	3,729
JPMorgan Chase & Co.	66,546	3,049
Wells Fargo & Co.	66,810	2,380
American
International Group, Inc.	34,900	2,361
The Goldman Sachs Group, Inc.	8,030	1,740
Morgan Stanley	23,250	1,465
Wachovia Corp.	27,889	1,399
Merrill Lynch & Co., Inc.	19,140	1,364
Fannie Mae	21,890	1,331
U.S. Bancorp	39,550	1,287
Prudential Financial, Inc.	11,340	1,107
ACE Ltd.	15,800	957
The Allstate Corp.	15,770	902
The Travelers Cos., Inc.	17,440	878
Ameriprise Financial, Inc.	13,800	871
XL Capital Ltd. Class A	10,900	863
Washington Mutual, Inc.	23,033	813
State Street Corp.	11,400	777
KeyCorp	23,950	774
SunTrust Banks, Inc.	10,090	763
American Express Co.	12,820	761
Synovus Financial Corp.	25,480	715
Assurant, Inc.	13,288	711
Everest Re Group, Ltd.	6,400	706
Simon Property Group, Inc. REIT	6,996	700
The Chubb Corp.	12,770	685

		Market
		Value•
	Shares	($000)
Franklin Resources Corp.	5,110	652
Raymond James Financial, Inc.	19,700	647
UnionBanCal Corp.	10,783	630
Comerica, Inc.	12,200	626
*Affiliated Managers Group, Inc.	4,800	612
ProLogis REIT	9,200	610
Vornado Realty Trust REIT	5,100	558
Cash America International Inc.	14,700	553
Bank of New York Mellon Corp.	12,412	548
The Hartford Financial
Services Group Inc.	5,870	543
Southwest Bancorp, Inc.	28,500	536
Endurance Specialty
Holdings Ltd.	12,700	528
Nationwide Financial
Services, Inc.	9,800	527
Archstone-Smith Trust REIT	8,400	505
General Growth Properties Inc.
REIT	9,200	493
The First Marblehead Corp.	12,819	486
*First Federal Financial Corp.	9,600	476
HCP, Inc. REIT	13,600	451
PartnerRe Ltd.	5,500	434
SL Green Realty Corp. REIT	3,700	432
CNA Financial Corp.	10,600	417
Regions Financial Corp.	14,000	413
Northern Trust Corp.	5,800	384
Freddie Mac	6,440	380
Host Hotels & Resorts Inc. REIT	15,900	357
*Discover Financial Services	16,900	352
Pennsylvania REIT	8,100	315
Legg Mason Inc.	3,700	312
Lehman Brothers Holdings, Inc.	4,780	295
Safeco Corp.	4,400	269
Zenith National Insurance Corp.	6,000	269
WSFS Financial Corp.	4,300	268
Forest City Enterprise Class A	4,600	254
MetLife, Inc.	3,500	244
Plum Creek Timber Co. Inc. REIT	5,300	237
The Macerich Co. REIT	2,600	228
Colonial Properties Trust REIT	6,600	226
Gamco Investors Inc. Class A	3,900	214
Advanta Corp. Class B	7,803	214
First Community
Bancshares, Inc.	5,724	207
Capital One Financial Corp.	2,960	197
Boston Properties, Inc. REIT	1,700	177
BB&T Corp.	4,280	173
Taubman Co. REIT	3,100	170
Apartment Investment &

		Market
		Value•
	Shares	($000)
Management Co. Class A REIT	3,740	169
Nationwide Health
Properties, Inc. REIT	5,500	166
Aspen Insurance Holdings Ltd.	5,900	165
*EZCORP, Inc.	12,200	164
American Capital Strategies, Ltd.	3,800	162
CIT Group Inc.	3,900	157
First BanCorp Puerto Rico	16,200	154
AFLAC Inc.	2,640	151
PNC Financial Services Group	2,040	139
Odyssey Re Holdings Corp.	3,400	126
Kite Realty Group Trust REIT	6,200	117
Federal Realty
Investment Trust REIT	1,300	115
Sovereign Bancorp, Inc.	6,600	112
Countrywide Financial Corp.	5,890	112
Associated Estates
Realty Corp. REIT	8,200	107
A.G. Edwards, Inc.	1,247	104
City Bank Lynnwood (WA)	3,100	89
*CB Richard Ellis Group, Inc.	3,100	86
SLM Corp.	1,280	64
FirstMerit Corp.	3,100	61
Great Southern Bancorp, Inc.	2,400	60
Fifth Third Bancorp	1,700	58
Loews Corp.	1,210	58
Charles Schwab Corp.	2,500	54
Sierra Bancorp	1,300	37
Saul Centers, Inc. REIT	700	36
Bank of Hawaii Corp.	400	21
Jones Lang LaSalle Inc.	200	21
iStar Financial Inc. REIT	600	20
		57,757
Health Care (11.6%)
Pfizer Inc.	135,880	3,320
Johnson & Johnson	46,010	3,023
Merck & Co., Inc.	44,010	2,275
UnitedHealth Group Inc.	29,650	1,436
Wyeth	29,140	1,298
Bristol-Myers Squibb Co.	41,730	1,203
Abbott Laboratories	21,500	1,153
Medtronic, Inc.	20,230	1,141
Schering-Plough Corp.	35,810	1,133
*Medco Health Solutions, Inc.	11,800	1,067
*Biogen Idec Inc.	15,800	1,048
Becton, Dickinson & Co.	11,620	953
Baxter International, Inc.	16,660	938
McKesson Corp.	15,000	882
*Zimmer Holdings, Inc.	10,580	857
CIGNA Corp.	15,750	839

		Market
		Value•
	Shares	($000)
*Amgen, Inc.	14,615	827
Aetna Inc.	14,680	797
*Laboratory Corp.
of America Holdings	9,100	712
Eli Lilly & Co.	11,820	673
*Health Net Inc.	12,400	670
AmerisourceBergen Corp.	14,700	666
*Forest Laboratories, Inc.	17,600	656
*Watson Pharmaceuticals, Inc.	19,700	638
*Endo Pharmaceuticals
Holdings, Inc.	20,200	626
*Warner Chilcott Ltd.	35,000	622
*Cephalon, Inc.	7,900	577
*Express Scripts Inc.	10,100	564
*WellPoint Inc.	6,750	533
*Isis Pharmaceuticals, Inc.	26,300	394
*Gilead Sciences, Inc.	7,980	326
*Genentech, Inc.	4,020	314
*King Pharmaceuticals, Inc.	25,150	295
*GTx, Inc.	17,700	288
Chemed Corp.	4,100	255
Cardinal Health, Inc.	4,010	251
*Pediatrix Medical Group, Inc.	3,600	236
*Onyx Pharmaceuticals, Inc.	4,200	183
*ViroPharma Inc.	18,900	168
Mylan Inc.	7,180	115
*Humana Inc.	1,400	98
*WellCare Health Plans Inc.	800	84
Perrigo Co.	3,800	81
*Covidien Ltd.	1,850	77
*Align Technology, Inc.	2,300	58
*MedCath Corp.	1,900	52
*Apria Healthcare Group Inc.	1,350	35
West Pharmaceutical
Services, Inc.	800	33
*Obagi Medical Products, Inc.	1,600	30
Stryker Corp.	400	27
STERIS Corp.	1,000	27
*Gentiva Health Services, Inc.	1,300	25

		Market
		Value•
	Shares	($000)
*Skilled Healthcare Group Inc.	1,400	22
*Boston Scientific Corp.	1,509	21
*Techne Corp.	330	21
*Xenoport Inc.	347	16
*Myriad Genetics, Inc.	300	16
*Amedisys Inc.	300	12
*Cypress Bioscience, Inc.	800	11
		34,698
Industrials (12.0%)
General Electric Co.	173,880	7,199
3M Co.	13,230	1,238
United Parcel Service, Inc.	15,780	1,185
Honeywell International Inc.	18,870	1,122
The Boeing Co.	10,560	1,109
United Technologies Corp.	13,340	1,074
Lockheed Martin Corp.	9,050	982
PACCAR, Inc.	11,270	961
General Dynamics Corp.	10,750	908
Textron, Inc.	14,188	883
Waste Management, Inc.	23,200	876
Parker Hannifin Corp.	7,600	850
Union Pacific Corp.	7,400	837
Raytheon Co.	12,700	811
Northrop Grumman Corp.	9,630	751
The Manitowoc Co., Inc.	16,200	717
Cummins Inc.	5,560	711
Manpower Inc.	10,400	669
W.W. Grainger, Inc.	7,221	658
Tyco International, Ltd.	13,750	610
Barnes Group, Inc.	18,500	591
*Allied Waste Industries, Inc.	45,320	578
Caterpillar, Inc.	7,220	566
Acuity Brands, Inc.	10,600	535
GATX Corp.	12,320	527
Trinity Industries, Inc.	13,600	511
*Gardner Denver Inc.	12,900	503
Belden Inc.	10,400	488
Burlington Northern
Santa Fe Corp.	5,870	476
*Genlyte Group, Inc.	7,400	476
*Hertz Global Holdings Inc.	20,700	470
*AMR Corp.	20,510	457
*Delta Air Lines Inc.	23,800	427
Emerson Electric Co.	7,640	407
CSX Corp.	8,800	376
*UAL Corp.	7,800	363
*Terex Corp.	4,040	360
A.O. Smith Corp.	7,200	316
Crane Co.	6,500	312
Steelcase Inc.	16,200	291

		Market
		Value•
	Shares	($000)
FedEx Corp.	2,460	258
Deere & Co.	1,700	252
R.R. Donnelley & Sons Co.	6,800	249
L-3 Communications
Holdings, Inc.	2,300	235
Apogee Enterprises, Inc.	8,400	218
Kennametal, Inc.	2,400	202
Illinois Tool Works, Inc.	3,280	196
*United Stationers, Inc.	2,100	117
*Continental Airlines, Inc. Class B	3,400	112
Cascade Corp.	1,700	111
*Saia, Inc.	6,515	108
Norfolk Southern Corp.	1,300	67
*Labor Ready, Inc.	3,500	65
*GrafTech International Ltd.	3,300	59
Kelly Services, Inc. Class A	2,400	48
*United Rentals, Inc.	1,400	45
*Perini Corp.	800	45
Deluxe Corp.	1,000	37
Knoll, Inc.	1,800	32
*Ceradyne, Inc.	400	30
Bowne & Co., Inc.	1,700	28
Cooper Industries, Inc. Class A	400	20
Danaher Corp.	200	17
		35,732
Information Technology (16.1%)
Microsoft Corp.	155,298	4,575
*Cisco Systems, Inc.	96,950	3,210
International Business
Machines Corp.	26,710	3,146
Intel Corp.	113,290	2,930
Hewlett-Packard Co.	53,230	2,650
*Apple Inc.	16,520	2,536
*Google Inc.	3,810	2,161
*Oracle Corp.	79,200	1,715
*Dell Inc.	47,880	1,321
Corning, Inc.	40,170	990
*Sun Microsystems, Inc.	165,000	926
QUALCOMM Inc.	21,220	897
*eBay Inc.	22,410	874
Applied Materials, Inc.	38,600	799
*Xerox Corp.	44,200	766
*Arrow Electronics, Inc.	17,500	744
*BMC Software, Inc.	23,400	731
Automatic Data Processing, Inc.	15,780	725
*LAM Research Corp.	13,090	697
*Avnet, Inc.	17,200	686
*Cadence Design Systems, Inc.	29,500	655
*Skyworks Solutions, Inc.	72,000	651
*Synopsys, Inc.	23,700	642

		Market
		Value•
	Shares	($000)
Electronic Data Systems Corp.	28,740	628
*CommScope, Inc.	11,900	598
Texas Instruments, Inc.	15,770	577
Total System Services, Inc.	19,800	550
*Teradyne, Inc.	39,400	544
*THQ Inc.	21,300	532
*Mentor Graphics Corp.	35,000	528
*SPSS, Inc.	12,700	522
*Greenfield Online, Inc.	33,700	514
Seagate Technology	19,500	499
*Vishay Intertechnology, Inc.	37,800	493
*NVIDIA Corp.	13,350	484
*SAVVIS, Inc.	11,600	450
*ON Semiconductor Corp.	35,500	446
*EMC Corp.	21,430	446
Motorola, Inc.	22,830	423
*Intevac, Inc.	23,300	354
Western Union Co.	16,040	336
MasterCard, Inc. Class A	2,200	326
*MEMC Electronic Materials, Inc.	5,120	301
*Vignette Corp.	14,900	299
*C-COR Inc.	22,300	256
Accenture Ltd.	5,800	233
*Yahoo! Inc.	8,070	217
*Cymer, Inc.	5,300	203
*AMIS Holdings Inc.	16,800	163
*Amkor Technology, Inc.	12,790	147
*CSG Systems International, Inc.	6,670	142
*Equinix, Inc.	1,500	133
*Dolby Laboratories Inc.	3,800	132
*Varian Semiconductor
Equipment Associates, Inc.	2,300	123
National Semiconductor Corp.	4,400	119
*Adobe Systems, Inc.	2,700	118
United Online, Inc.	7,600	114
*Novellus Systems, Inc.	3,600	98
*MKS Instruments, Inc.	5,000	95
Tyco Electronics Ltd.	2,550	90
*Comtech
Telecommunications Corp.	1,300	70
*Mettler-Toledo International Inc.	600	61
*CMGI Inc.	44,800	61
*AsiaInfo Holdings, Inc.	6,500	59
*Coherent, Inc.	1,800	58
*Interwoven Inc.	3,900	55
*ADC Telecommunications, Inc.	2,200	43
Xilinx, Inc.	1,600	42
*Aspen Technologies, Inc.	2,800	40
*Dycom Industries, Inc.	1,200	37
*PC Connection, Inc.	2,900	36

		Market
		Value•
	Shares	($000)
*Brooks Automation, Inc.	2,500	36
Broadridge Financial
Solutions LLC	1,620	31
*Emulex Corp.	1,500	29
*Computer Sciences Corp.	500	28
*Quantum Corp.	8,000	27
*Immersion Corp.	1,600	26
*Ciber, Inc.	3,200	25
*Sybase, Inc.	1,000	23
Jack Henry & Associates Inc.	500	13
		48,060
Materials (3.7%)
Monsanto Co.	13,826	1,185
Alcoa Inc.	23,310	912
Southern Peru Copper Corp.
(U.S. Shares)	7,120	882
International Paper Co.	24,300	872
United States Steel Corp.	8,100	858
Nucor Corp.	12,930	769
E.I. du Pont de Nemours & Co.	14,280	708
Steel Dynamics, Inc.	13,300	621
Metal Management, Inc.	11,300	612
*Pactiv Corp.	18,700	536
Lubrizol Corp.	8,000	520
Kaiser Aluminum Corp.	7,100	501
Dow Chemical Co.	11,120	479
Celanese Corp. Series A	11,000	429
*Headwaters Inc.	28,100	418
Eastman Chemical Co.	3,400	227
*Owens-Illinois, Inc.	4,800	199
*OM Group, Inc.	3,600	190
Ball Corp.	1,802	97
Rock-Tenn Co.	2,900	84
Ryerson Tull, Inc.	1,700	57
Greif Inc. Class A	700	42
		11,198
Telecommunication Services (3.5%)
AT&T Inc.	115,029	4,867
Verizon Communications Inc.	44,430	1,967
Sprint Nextel Corp.	49,789	946
*Qwest Communications
International Inc.	85,200	780
Telephone & Data Systems, Inc.	7,304	488
*Cincinnati Bell Inc.	97,500	482
CenturyTel, Inc.	9,500	439
USA Mobility, Inc.	11,400	192
Embarq Corp.	3,200	178
Alaska Communications
Systems Holdings, Inc.	6,300	91

		Market
		Value•
	Shares	($000)
Alltel Corp.	1,230	86
SureWest Communications	1,100	28
		10,544
Utilities (3.6%)
Public Service
Enterprise Group, Inc.	11,100	977
FirstEnergy Corp.	14,500	918
PG&E Corp.	18,400	880
Consolidated Edison Inc.	17,600	815
Sempra Energy	13,500	785
*Mirant Corp.	19,100	777
Southern Co.	20,860	757
Duke Energy Corp.	37,890	708
Edison International	12,440	690
FPL Group, Inc.	10,800	657
Exelon Corp.	8,640	651
Alliant Energy Corp.	16,000	613
Portland General Electric Co.	20,600	573
TXU Corp.	3,150	216
Dominion Resources, Inc.	2,450	207
Xcel Energy, Inc.	9,000	194
Westar Energy, Inc.	6,300	155
WGL Holdings Inc.	2,600	88
SCANA Corp.	1,600	62
Energen Corp.	500	29
Northeast Utilities	400	11
		10,763
Total Common Stocks
(Cost $281,165)		297,677
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2] Vanguard Market
Liquidity Fund, 5.153%	748,440	748

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3] Federal National Mortgage Assn.
4 5.208%, 10/24/07	100	100
Total Temporary Cash Investments
(Cost $848)		848
Total Investments (99.9%)
(Cost $282,013)		298,525
Other Assets and Liabilities (0.1%)
Other Assets—Note B		383
Liabilities		(135)
		248
Net Assets (100%)		298,773

Structured Broad Market Fund

At September 30, 2007, net assets consisted of:[5,6]
Amount
($000)
Paid-in Capital	276,097
Undistributed Net Investment Income	2,031
Accumulated Net Realized Gains	4,110
Unrealized Appreciation
Investment Securities	16,512
Futures Contracts	23
Net Assets	298,773

Institutional Shares—Net Assets
Applicable to 488,639 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	14,012
Net Asset Value Per Share—
Institutional Shares	$28.67

Institutional Plus Shares—Net Assets
Applicable to 4,961,791 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	284,761
Net Asset Value Per Share—
Institutional Plus Shares	$57.39

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

6  See Note F in Notes to Financial Statements.
REIT—Real Estate Investment Trust.

Structured Broad Market Fund

Statement of Operations

October 3, 2006[1] to
September 30, 2007
($000)
Investment Income
Income
Dividends	2,632
Interest[2]	94
Security Lending	8
Total Income	2,734
Expenses
The Vanguard Group—Note B
Investment Advisory Services	72
Management and Administrative
Institutional Shares	14
Institutional Plus Shares	92
Marketing and Distribution
Institutional Shares	—
Institutional Plus Shares	11
Custodian Fees	24
Auditing Fees	21
Shareholders’ Reports
Institutional Shares	1
Institutional Plus Shares	1
Total Expenses	236
Expenses Paid Indirectly—Note C	(2)
Net Expenses	234
Net Investment Income	2,500
Realized Net Gain (Loss)
Investment Securities Sold	4,505
Futures Contracts	(14)
Realized Net Gain (Loss)	4,491
Unrealized Appreciation (Depreciation)
Investment Securities	8,160
Futures Contracts	23
Unrealized Appreciation (Depreciation)	8,183
Net Increase (Decrease) in Net Assets Resulting from Operations	15,174

1  Commencement of operations as a registered investment company.

2  Interest income from an affiliated company of the fund was $94,000.

Structured Broad Market Fund

Statement of Changes in Net Assets

October 3, 2006[1] to
September 30, 2007
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,500
Realized Net Gain (Loss)	4,491
Unrealized Appreciation (Depreciation)	8,183
Net Increase (Decrease) in Net Assets Resulting from Operations	15,174
Distributions
Net Investment Income
Institutional Shares	(22)
Institutional Plus Shares	(447)
Realized Capital Gain[2]
Institutional Shares	(18)
Institutional Plus Shares	(363)
Total Distributions	(850)
Capital Share Transactions—Notes F, G
Institutional Shares	13,025
Institutional Plus Shares	271,424
Net Increase (Decrease) from Capital Share Transactions	284,449
Total Increase (Decrease)	298,773
Net Assets
Beginning of Period	—
End of Period[3]	298,773

1  Commencement of operations as a registered investment company.

2  Includes fiscal 2007 short-term gain distributions totaling $216,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3  Net Assets—End of Period includes undistributed net investment income of $2,031,000.

Structured Broad Market Fund

Financial Highlights

Institutional Shares
November 30, 2006[1] to
For a Share Outstanding Throughout the Period	September 30, 2007
Net Asset Value, Beginning of Period	$26.59
Investment Operations
Net Investment Income	.361[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.930
Total from Investment Operations	2.291
Distributions
Dividends from Net Investment Income	(.116)
Distributions from Realized Capital Gains	(.095)
Total Distributions	(.211)
Net Asset Value, End of Period	$28.67

Total Return	8.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14
Ratio of Total Expenses to Average Net Assets	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.55%*
Portfolio Turnover Rate	66%

1  Inception.

2  Calculated based on average shares outstanding.

*  Annualized.

Structured Broad Market Fund

Institutional Plus Shares
October 3, 2006[1] to
For a Share Outstanding Throughout the Period	September 30, 2007
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income	.904[2]
Net Realized and Unrealized Gain (Loss) on Investments	6.910
Total from Investment Operations	7.814
Distributions
Dividends from Net Investment Income	(.234)
Distributions from Realized Capital Gains	(.190)
Total Distributions	(.424)
Net Asset Value, End of Period	$57.39

Total Return	15.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$285
Ratio of Total Expenses to Average Net Assets	0.15%*
Ratio of Net Investment Income to Average Net Assets	1.65%*
Portfolio Turnover Rate	66%

1  Commencement of operations as a registered investment company.

2  Calculated based on average shares outstanding.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Notes to Financial Statements

Vanguard Structured Broad Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Quantitative Funds. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Broad Market Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At September 30, 2007, the fund had contributed capital of $25,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended September 30, 2007, custodian fee offset arrangements reduced the fund’s expenses by $2,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $2,156,000 of ordinary income and $4,043,000 of long-term capital gains available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $282,013,000. Net unrealized appreciation of investment securities for tax purposes was $16,512,000, consisting of unrealized gains of $25,409,000 on securities that had risen in value since their purchase and $8,897,000 in unrealized losses on securities that had fallen in value since their purchase.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	2	769	22
E-mini S&P 500 Index	4	308	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Broad Market Fund

E. During the period ended September 30, 2007, the fund purchased $292,621,000 of investment securities and sold $102,986,000 of investment securities, other than temporary cash investments.

F. Pursuant to a plan of reorganization approved by the trustee of Vanguard Fiduciary Trust Company Structured Broad Market Trust (the “trust”) on July 18, 2006, the trust purchased shares of the fund through a non-taxable in-kind transfer of all of the trust’s investment securities on October 3, 2006, resulting in the issuance of 1,908,000 fund shares at a net asset value per share of $50.00. The trust’s net assets transferred to the fund were $95,424,000, including net unrealized appreciation of $8,352,000. On October 4, 2006, the trust liquidated by distributing to unitholders shares of the fund equal to the value of the unitholders’ investments in the trust.

G. Capital share transactions for each class of shares were:

	October 3, 2006[1] to
	September 30, 2007
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	12,985	488
Issued in Lieu of Cash Distributions	40	1
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	13,025	489
Institutional Plus Shares
Issued[2]	278,615	5,086
Issued in Lieu of Cash Distributions	809	15
Redeemed	(8,000)	(139)
Net Increase (Decrease)—Institutional Plus Shares	271,424	4,962

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s federal tax positions for the period ended September 30, 2007, for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Commencement of operations as a registered investment company.

2  Includes shares converted from the net assets of Vanguard Fiduciary Trust Company Structured Broad Market Trust. See Note F in Notes to Financial Statements.

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Quantitative Funds and the Shareholders of Vanguard Structured Large-Cap Equity Fund, Vanguard Structured Large-Cap Growth Fund, Vanguard Structured Large-Cap Value Fund, and Vanguard Structured Broad Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Structured Large-Cap Equity Fund, Vanguard Structured Large-Cap Growth Fund, Vanguard Structured Large-Cap Value Fund, and Vanguard Structured Broad Market Fund (the “Funds”) at September 30, 2007, and the results of each of their operations, changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 7, 2007

Special 2007 tax information (unaudited) for Vanguard Structured Equity Funds

This information for the fiscal period ended September 30, 2007, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed capital gain dividends to shareholders during the fiscal period as follows:

Qualified Dividend Income
Fund	($000)
Structured Large-Cap Equity	4,695
Structured Large-Cap Growth	158
Structured Large-Cap Value	0
Structured Broad Market	458

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Structured Large-Cap Equity	71.0%
Structured Large-Cap Growth	54.5
Structured Large-Cap Value	44.3
Structured Broad Market	87.6

The funds distributed capital gain dividends (from net long-term capital gains) to shareholders during the fiscal period as follows:

Long-Term Capital
Gain Dividends
Fund	($000)
Structured Large-Cap Equity	4
Structured Large-Cap Growth	0
Structured Large-Cap Value	0
Structured Broad Market	164

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 68 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	3/31/2007	9/30/2007	Period[2]
Based on Actual Fund Return
Structured Large-Cap Equity Fund
Institutional Shares	$1,000.00	$1,076.48	$1.30
Institutional Plus Shares	1,000.00	1,076.98	0.78
Structured Large-Cap Growth Fund
Institutional Plus Shares	$1,000.00	$1,103.70	$0.79
Structured Large-Cap Value Fund
Institutional Plus Shares	$1,000.00	$1,046.71	$0.77
Structured Broad Market Fund
Institutional Shares	$1,000.00	$1,056.76	$1.29
Institutional Plus Shares	1,000.00	1,057.49	0.77
Based on Hypothetical 5% Yearly Return
Structured Large-Cap Equity Fund
Institutional Shares	$1,000.00	$1,023.82	$1.27
Institutional Plus Shares	1,000.00	1,024.32	0.76
Structured Large-Cap Growth Fund
Institutional Plus Shares	$1,000.00	$1,024.32	$0.76
Structured Large-Cap Value Fund
Institutional Plus Shares	$1,000.00	$1,024.32	$0.76
Structured Broad Market Fund
Institutional Shares	$1,000.00	$1,023.82	$1.27
Institutional Plus Shares	1,000.00	1,024.32	0.76

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1  Results are shown only for share classes that have existed for at least six months.

2  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Structured Large-Cap Equity Fund, 0.25% for Institutional Shares and 0.15% for Institutional Plus Shares; for the Structured Large-Cap Growth Fund, 0.15% for Institutional Plus Shares; for the Structured Large-Cap Value Fund, 0.15% for Institutional Plus Shares; for the Structured Broad Market Fund, 0.25% for Institutional Shares and 0.15% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
148 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
148 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
148 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
148 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
148 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
148 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
148 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
148 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q08700 112007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)  Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended September 30, 2007: $113,000

Fiscal Year Ended September 30, 2006: $42,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2007: $2,835,320

Fiscal Year Ended September 30, 2006: $2,347,620

(b)   Audit-Related Fees.

Fiscal Year Ended September 30, 2007: $630,400

Fiscal Year Ended September 30, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)   Tax Fees.

Fiscal Year Ended September 30, 2007: $215,900

Fiscal Year Ended September 30, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)   All Other Fees.

Fiscal Year Ended September 30, 2007: $0

Fiscal Year Ended September 30, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)   (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2007: $215,900

Fiscal Year Ended September 30, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)   For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS
BY:	(signature)

(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
BY:	(signature)

(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: November 14, 2007

VANGUARD QUANTITATIVE FUNDS
BY:	(signature)

(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: November 14, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.